UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-06590

Invesco Value Municipal Income Trust
(Exact name of registrant as specified in charter)

1555 Peachtree Street, N.E., Suite 1800 Atlanta, Georgia 30309
(Address of principal executive offices) (Zip code)

Sheri Morris 1555 Peachtree Street, N.E., Suite 1800 Atlanta, Georgia 30309
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(404) 439-3217

Date of fiscal year end:	2/28

Date of reporting period:	8/31/17

Item 1. Report to Stockholders.

Semiannual Report to Shareholders	August 31, 2017

Invesco Value Municipal Income Trust

NYSE: IIM

2	Letters to Shareholders

3	Trust Performance

3	Share Repurchase Program Notice

4	Dividend Reinvestment Plan

5	Schedule of Investments

20	Financial Statements

23	Notes to Financial Statements

29	Financial Highlights

30	Approval of Investment Advisory and Sub-Advisory Contracts

32	Proxy Results

Unless otherwise noted, all data provided by Invesco.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the fund’s investment strategy; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

    We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper, Inc. (a subsidiary of Broadridge Financial Solutions, Inc.), an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

    As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

This semiannual report includes information about your Trust, including performance data and a complete list of its investments as of the close of the reporting period.

    The investment professionals at Invesco invest with high conviction. This means that, no matter the asset class or the strategy, each investment team has a passion to exceed. We want to help investors achieve better outcomes, such as seeking higher returns, helping mitigate risk and generating income. Of course, investing with high conviction can’t guarantee a profit or ensure success; no investment strategy can. To learn more about how we invest with high conviction, visit invesco.com/HighConviction.

    Our website, invesco.com/us, offers timely information about your Trust. Also, you can obtain updates to help you stay informed about the markets and the economy by connecting with Invesco on Twitter, LinkedIn or Facebook. Additionally, you can access our blog at blog.invesco.us.com. Our goal is to provide you the information you want, when and where you want it.

    Finally, I’m pleased to share with you Invesco’s commitment to both the Principles for Responsible Investment and to considering environmental, social and governance issues in our robust investment process. I invite you to learn more at invesco.com/esg.

    For questions about your account, contact an Invesco client services representative at 800 341 2929. For Invesco-related questions or comments, please email me directly at phil@invesco.com.

    All of us at Invesco look forward to serving your investment management needs. Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

2 Invesco Value Municipal Income Trust

Trust Performance

Performance summary

Cumulative total returns, 2/28/17 to 8/31/17

Trust at NAV	5.90%
Trust at Market Value	5.90
S&P Municipal Bond Index▼ (Broad Market Index)	3.51
S&P Municipal Bond 5+ Year Investment Grade Index▼ (Style-Specific Index)	4.61
Lipper Closed-End General and Insured Municipal Leveraged Debt Funds Index⬛ (Peer Group Index)	5.58

Market Price Discount to NAV as of 8/31/17	-7.41

Source: ▼FactSet Research Systems Inc.; ⬛Lipper Inc.

The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Investment return, net asset value (NAV) and common share market price will fluctuate so that you may have a gain or loss when you sell shares. Please visit invesco.com/us for the most recent month-end performance. Performance figures reflect Trust expenses, the reinvestment of distributions (if any) and changes in NAV for performance based on NAV and changes in market price for performance based on market price.

    Since the Trust is a closed-end management investment company, shares of the Trust may trade at a discount or premium from the NAV. This characteristic is separate and distinct from the risk that NAV could decrease as a result of investment activities and may be a greater risk to investors expecting to sell their shares after a short time. The Trust cannot predict whether shares will trade at, above or below NAV. The Trust should not be viewed as a vehicle for trading purposes. It is designed primarily for risk-tolerant long-term investors.

The S&P Municipal Bond Index is a broad, market value-weighted index that seeks to measure the performance of the US municipal bond market.

    The S&P Municipal Bond 5+ Year Investment Grade Index seeks to measure the performance of investment grade US municipal bonds with maturities equal to or greater than five years.

    The Lipper Closed-End General and Insured Municipal Leveraged Debt Funds Index is an unmanaged index considered representative of general and insured leverage municipal debt funds tracked by Lipper. These funds either invest primarily in municipal debt issues rated in the top four credit ratings or invest primarily in municipal debt issues insured as to timely payment. These funds can be leveraged via use of debt, preferred equity, and/or reverse repurchase agreements.

    The Trust is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Trust may deviate significantly from the performance of the index(es).

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Important Notice Regarding Share Repurchase Program

In October 2017, the Trustees of the Trust approved a share repurchase program that allows the Trust to repurchase up to 25% of the 20-day average trading volume of the Trust’s common shares when the Trust is trading at a 10% or greater discount to its net asset value. The Trust will repurchase shares pursuant to this program if the Adviser reasonably believes that such repurchases may enhance shareholder value.

3 Invesco Value Municipal Income Trust

Dividend Reinvestment Plan

The dividend reinvestment plan (the Plan) offers you a prompt and simple way to reinvest your dividends and capital gains distributions (Distributions) into additional shares of your Invesco closed-end Trust (the Trust). Under the Plan, the money you earn from Distributions will be reinvested automatically in more shares of the Trust, allowing you to potentially increase your investment over time. All shareholders in the Trust are automatically enrolled in the Plan when shares are purchased.

Plan benefits

∎	Add to your account:

You may increase your shares in your Trust easily and automatically with the Plan.

∎	Low transaction costs:

Shareholders who participate in the Plan may be able to buy shares at below-market prices when the Trust is trading at a premium to its net asset value (NAV). In addition, transaction costs are low because when new shares are issued by the Trust, there is no brokerage fee, and when shares are bought in blocks on the open market, the per share fee is shared among all participants.

∎	Convenience:

You will receive a detailed account statement from Computershare Trust Company, N.A. (the Agent), which administers the Plan. The statement shows your total Distributions, date of investment, shares acquired, and price per share, as well as the total number of shares in your reinvestment account. You can also access your account at invesco.com/closed-end.

∎	Safekeeping:

The Agent will hold the shares it has acquired for you in safekeeping.

Who can participate in the Plan

If you own shares in your own name, your purchase will automatically enroll you in the Plan. If your shares are held in “street name” – in the name of your brokerage firm, bank, or other financial institution – you must instruct that entity to participate on your behalf. If they are unable to participate on your behalf, you may request that they reregister your shares in your own name so that you may enroll in the Plan.

How to enroll

If you haven’t participated in the Plan in the past or chose to opt out, you are still eligible to participate. Enroll by visiting invesco.com/closed-end, by calling toll-free 800 341 2929 or by notifying us in writing at Invesco Closed-End Funds, Computershare Trust Company, N.A., P.O. Box 505000, Louisville, KY 40233-5000. If you are writing to us, please include the Trust name and account number and ensure that all shareholders listed on the account sign these written instructions. Your participation in the Plan will begin with the next Distribution payable after the Agent receives your authorization, as long as they receive it before the “record date,” which is generally 10 business days before the Distribution is paid. If your authorization arrives after such record date, your participation in the Plan will begin with the following Distribution.

How the Plan works

If you choose to participate in the Plan, your Distributions will be promptly reinvested for you, automatically increasing your shares. If the Trust is trading at a share price that is equal to its NAV, you’ll pay that amount for your reinvested shares. However, if the Trust is trading above or below NAV, the price is determined by one of two ways:

1.	Premium: If the Trust is trading at a premium – a market price that is higher than its NAV – you’ll pay either the NAV or 95 percent of the market price, whichever is greater. When the Trust trades at a premium, you may pay less for your reinvested shares than an investor purchasing shares on the stock exchange. Keep in mind, a portion of your price reduction may be taxable because you are receiving shares at less than market price.
2.	Discount: If the Trust is trading at a discount – a market price that is lower than its NAV – you’ll pay the market price for your reinvested shares.

Costs of the Plan

There is no direct charge to you for reinvesting Distributions because the Plan’s fees are paid by the Trust. If the Trust is trading at or above its NAV, your new shares are issued directly by the Trust and there are no brokerage charges or fees. However, if the Trust is trading at a discount, the shares are purchased on the open market, and you will pay your portion of any per share fees. These per share fees are typically less than the standard brokerage charges for individual transactions because shares are purchased for all participants in blocks, resulting in lower fees for each individual participant. Any service or per share fees are added to the purchase price. Per share fees include any applicable brokerage commissions the Agent is required to pay.

Tax implications

The automatic reinvestment of Distributions does not relieve you of any income tax that may be due on Distributions. You will receive tax information annually to help you prepare your federal income tax return.

    Invesco does not offer tax advice. The tax information contained herein is general and is not exhaustive by nature. It was not intended or written to be used, and it cannot be used, by any taxpayer for avoiding penalties that may be imposed on the taxpayer under US federal tax laws. Federal and state tax laws are complex and constantly changing. Shareholders should always consult a legal or tax adviser for information concerning their individual situation.

How to withdraw from the Plan

You may withdraw from the Plan at any time by calling 800 341 2929, by visiting invesco.com/closed-end or by writing to Invesco Closed-End Funds, Computershare Trust Company, N.A., P.O. Box 505000, Louisville, KY 40233-5000. Simply indicate that you would like to withdraw from the Plan, and be sure to include your Trust name and account number. Also, ensure that all shareholders listed on the account sign these written instructions. If you withdraw, you have three options with regard to the shares held in the Plan:

1.	If you opt to continue to hold your non-certificated whole shares (Investment Plan Book Shares), they will be held by the Agent electronically as Direct Registration Book-Shares (Book-Entry Shares) and fractional shares will be sold at the then-current market price. Proceeds will be sent via check to your address of record after deducting applicable fees, including per share fees such as any applicable brokerage commissions the Agent is required to pay.
2.	If you opt to sell your shares through the Agent, we will sell all full and fractional shares and send the proceeds via check to your address of record after deducting a $2.50 service fee and per share fees. Per share fees include any applicable brokerage commissions the Agent is required to pay.
3.	You may sell your shares through your financial adviser through the Direct Registration System (DRS). DRS is a service within the securities industry that allows Trust shares to be held in your name in electronic format. You retain full ownership of your shares, without having to hold a share certificate. You should contact your financial adviser to learn more about any restrictions or fees that may apply.

The Trust and Computershare Trust Company, N.A. may amend or terminate the Plan at any time. Participants will receive at least 30 days written notice before the effective date of any amendment. In the case of termination, Participants will receive at least 30 days written notice before the record date for the payment of any such Distributions by the Trust. In the case of amendment or termination necessary or appropriate to comply with applicable law or the rules and policies of the Securities and Exchange Commission or any other regulatory authority, such written notice will not be required.

    To obtain a complete copy of the current Dividend Reinvestment Plan, please call our Client Services department at 800 341 2929 or visit invesco.com/closed-end.

4 Invesco Value Municipal Income Trust

Schedule of Investments

August 31, 2017

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–160.45%(a)
Alabama–3.59%
Alabama (State of) Special Care Facilities Financing Authority (Ascension Health Senior Credit Group); Series 2016 B, Ref. RB	5.00%	11/15/2046	$4,500	$5,181,120
Alabaster (City of) Board of Education;
Series 2014 A, Limited Special Tax GO Wts. (INS–AGM)(b)	5.00%	09/01/2039	1,095	1,242,705
Series 2014 A, Limited Special Tax GO Wts. (INS–AGM)(b)	5.00%	09/01/2044	1,095	1,236,036
Birmingham (City of) Airport Authority; Series 2010, RB (INS–AGM)(b)	5.25%	07/01/2030	3,600	3,950,928
Birmingham (City of) Special Care Facilities Financing Authority (Methodist Home for the Aging);
Series 2016, RB	5.25%	06/01/2025	700	765,744
Series 2016, RB	5.75%	06/01/2045	515	569,729
Birmingham (City of) Water Works Board; Series 2011, Water RB(c)(d)(e)	5.00%	01/01/2021	8,575	9,702,613
Chatom (Town of) Industrial Development Board (PowerSouth Energy Cooperative); Series 2010 A, Ref. Gulf Opportunity Zone RB (INS–AGC)(b)	5.00%	08/01/2037	2,000	2,184,700
Lower Alabama Gas District (The); Series 2016 A, Gas Project RB(c)	5.00%	09/01/2046	2,400	2,981,688
				27,815,263

Alaska–0.55%
Alaska (State of) Industrial Development & Export Authority (Providence Health Services); Series 2011 A, RB(c)	5.50%	10/01/2041	3,825	4,263,001

Arizona–4.06%
Arizona (State of) Health Facilities Authority (Catholic Healthcare West); Series 2011 B-2, RB (INS–AGM)(b)	5.00%	03/01/2041	2,065	2,221,899
Arizona (State of) Health Facilities Authority (Phoenix Children’s Hospital); Series 2012, Ref. Hospital System RB	5.00%	02/01/2042	4,450	4,750,864
Arizona (State of) Health Facilities Authority (Scottsdale Lincoln Hospital); Series 2014, Ref. RB	5.00%	12/01/2042	1,905	2,155,488
Arizona (State of);
Series 2008 A, COP(d)(e)	5.00%	03/01/2018	1,995	2,037,713
Series 2008 A, COP(d)(e)	5.00%	03/01/2018	1,605	1,639,363
Glendale (City of) Industrial Development Authority (Midwestern University);
Series 2010, RB	5.00%	05/15/2035	1,000	1,088,350
Series 2010, RB	5.13%	05/15/2040	1,000	1,089,140
Mesa (City of); Series 2013, Excise Tax RB(c)	5.00%	07/01/2032	7,600	8,675,476
Phoenix (City of) Industrial Development Authority (Legacy Traditional Schools); Series 2014 A, Education Facility RB(f)	6.50%	07/01/2034	435	494,421
Phoenix (City of) Industrial Development Authority (Rowan University); Series 2012, Lease RB	5.00%	06/01/2042	2,665	2,895,523
Pima (County of) Industrial Development Authority (Edkey Charter Schools); Series 2013, Ref. Education Facility RB	6.00%	07/01/2033	1,000	912,540
Yuma (City of) Industrial Development Authority (Regional Medical Center);
Series 2014 A, Hospital RB	5.00%	08/01/2032	1,050	1,187,267
Series 2014 A, Hospital RB	5.25%	08/01/2032	2,000	2,296,640
				31,444,684

California–22.28%
Alameda (County of) Corridor Transportation Authority; Series 2016 B, Ref. Second Sub. Lien RB	5.00%	10/01/2037	2,110	2,428,821
Alameda (County of) Joint Powers Authority (Juvenile Justice Refunding); Series 2008 A, Lease RB(d)(e)	5.00%	12/01/2017	3,145	3,179,375
Alhambra Unified School District (Election of 2004);
Series 2009 B, Unlimited Tax CAB GO Bonds (INS–AGC)(b)(g)	0.00%	08/01/2035	3,010	1,605,173
Series 2009 B, Unlimited Tax CAB GO Bonds (INS–AGC)(b)(g)	0.00%	08/01/2036	2,675	1,369,680
Bay Area Toll Authority (San Francisco Bay Area); Series 2017 F-1, Toll Bridge RB(c)	5.00%	04/01/2056	2,325	2,695,047

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Beverly Hills Unified School District (Election of 2008);
Series 2009, Unlimited Tax CAB GO Bonds(g)	0.00%	08/01/2026	$2,720	$2,241,878
Series 2009, Unlimited Tax CAB GO Bonds(g)	0.00%	08/01/2031	5,270	3,515,670
California (County of) Tobacco Securitization Agency (Alameda County Tobacco Asset Securitization Corp.); Series 2006 C, Tobacco Settlement Sub. CAB RB(g)	0.00%	06/01/2055	10,335	362,035
California (State of) Department of Water Resources;
Series 2008 H, Power Supply RB(d)(e)	5.00%	05/01/2018	4,360	4,485,350
Series 2008 H, Power Supply RB(d)(e)	5.00%	05/01/2018	1,740	1,790,025
California (State of) Health Facilities Financing Authority (Scripps Health); Series 2010 A, RB(c)	5.00%	11/15/2036	4,750	5,163,393
California (State of) Pollution Control Finance Authority;
Series 2012, Water Furnishing RB(f)(h)	5.00%	07/01/2027	1,190	1,296,291
Series 2012, Water Furnishing RB(f)(h)	5.00%	07/01/2030	1,400	1,511,958
Series 2012, Water Furnishing RB(f)(h)	5.00%	07/01/2037	3,075	3,313,774
California (State of) Statewide Communities Development Authority (Cottage Health System Obligated Group); Series 2010, RB	5.00%	11/01/2040	3,000	3,224,970
California (State of) Statewide Communities Development Authority (Loma Linda University Medical Center);
Series 2014, RB	5.25%	12/01/2044	755	822,761
Series 2016 A, RB(f)	5.00%	12/01/2041	1,275	1,392,874
California (State of);
Series 2010, Various Purpose Unlimited Tax GO Bonds	5.50%	03/01/2040	2,410	2,667,219
Series 2012, Various Purpose Unlimited Tax GO Bonds	5.25%	04/01/2035	4,135	4,859,411
Series 2013, Various Purpose Unlimited Tax GO Bonds	5.00%	04/01/2037	1,800	2,095,272
California Infrastructure & Economic Development Bank;
Series 2003 A, First Lien Bay Area Toll Bridges RB(c)(d)(e)	5.00%	01/01/2028	6,800	8,843,264
Series 2003 A, First Lien Bay Area Toll Bridges RB(c)(d)(e)	5.00%	01/01/2028	3,300	4,291,584
Series 2003 A, First Lien Bay Area Toll Bridges Seismic Retrofit RB(d)(e)	5.00%	01/01/2028	4,500	5,852,160
Clovis Unified School District (Election of 2004); Series 2004 A, Unlimited Tax CAB GO Bonds (INS–NATL)(b)(g)	0.00%	08/01/2029	1,360	969,462
Dry Creek Joint Elementary School District (Election of 2008-Measure E);
Series 2009, Unlimited Tax CAB GO Bonds(g)	0.00%	08/01/2043	2,120	791,078
Series 2009, Unlimited Tax CAB GO Bonds(g)	0.00%	08/01/2044	1,090	390,525
Series 2009, Unlimited Tax CAB GO Bonds(g)	0.00%	08/01/2045	6,270	2,156,441
Series 2009, Unlimited Tax CAB GO Bonds(g)	0.00%	08/01/2048	4,610	1,391,713
East Bay Municipal Utility District; Series 2010 A, Ref. Sub. Water System RB(c)(d)(e)	5.00%	06/01/2020	4,440	4,946,160
El Segundo Unified School District (Election of 2008);
Series 2009 A, Unlimited Tax CAB GO Bonds(g)	0.00%	08/01/2031	4,155	2,660,197
Series 2009 A, Unlimited Tax CAB GO Bonds(g)	0.00%	08/01/2032	3,165	1,931,030
Golden State Tobacco Securitization Corp.;
Series 2007 A-1, Sr. Tobacco Settlement Asset-Backed RB	5.00%	06/01/2033	4,735	4,730,739
Series 2007 A-1, Sr. Tobacco Settlement Asset-Backed RB	5.13%	06/01/2047	5,980	5,955,960
Series 2013 A, Enhanced Tobacco Settlement Asset-Backed RB	5.00%	06/01/2030	3,200	3,722,528
Long Beach (City of); Series 1998 A, Ref. Harbor RB (INS–NATL)(b)(h)	6.00%	05/15/2018	9,000	9,319,230
Los Angeles (City of) Department of Airports (Los Angeles International Airport); Series 2010 B, Sub. RB	5.00%	05/15/2040	2,000	2,201,300
Los Angeles (City of) Department of Water & Power;
Series 2012 A, Water System RB(c)	5.00%	07/01/2043	6,240	7,073,664
Series 2012 B, Waterworks RB(c)	5.00%	07/01/2043	9,805	11,114,948
M-S-R Energy Authority; Series 2009 B, Gas RB	6.13%	11/01/2029	1,000	1,271,910
Menifee Union School District (Election of 2008);
Series 2009 C, Unlimited Tax CAB GO Bonds (INS–AGC)(b)(g)	0.00%	08/01/2034	1,665	924,225
Series 2009 C, Unlimited Tax CAB GO Bonds (INS–AGC)(b)(g)	0.00%	08/01/2035	300	159,423
Moreland School District (Crossover Series 14); Series 2006 C, Ref. Unlimited Tax CAB GO Bonds (INS–AMBAC)(b)(g)	0.00%	08/01/2029	3,350	2,376,825

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Oak Grove School District (Election of 2008); Series 2009 A, Unlimited Tax CAB GO Bonds(g)	0.00%	08/01/2028	$2,400	$1,794,552
Patterson Joint Unified School District (Election of 2008);
Series 2009 B, Unlimited Tax CAB GO Bonds (INS–AGM)(b)(g)	0.00%	08/01/2034	3,825	2,173,250
Series 2009 B, Unlimited Tax CAB GO Bonds (INS–AGM)(b)(g)	0.00%	08/01/2035	4,120	2,220,474
Series 2009 B, Unlimited Tax CAB GO Bonds (INS–AGM)(b)(g)	0.00%	08/01/2036	300	155,331
Series 2009 B, Unlimited Tax CAB GO Bonds (INS–AGM)(b)(g)	0.00%	08/01/2037	1,785	889,126
Poway Unified School District (Election of 2008 — School Facilities Improvement District No. 2007-1);
Series 2009 A, Unlimited Tax CAB GO Bonds(g)	0.00%	08/01/2028	7,840	5,862,203
Series 2009 A, Unlimited Tax CAB GO Bonds(g)	0.00%	08/01/2031	8,475	5,478,325
Regents of the University of California; Series 2013 AI, General RB(c)	5.00%	05/15/2033	6,000	7,047,180
Sacramento (County of) Sanitation Districts Financing Authority (Sacramento Regional County Sanitation District); Series 2006, RB (INS–NATL)(b)	5.00%	12/01/2036	655	666,803
San Jose Evergreen Community College District (Election of 2004); Series 2008 B, Unlimited Tax CAB GO Bonds (INS–AGM)(b)(g)	0.00%	09/01/2030	1,600	1,097,152
San Juan Unified School District (Election of 2002); Series 2010, Unlimited Tax GO Bonds(d)(e)	5.00%	08/01/2020	1,525	1,707,710
Santa Margarita Water District (Community Facilities District No. 2013-1); Series 2013, Special Tax RB	5.50%	09/01/2032	595	677,170
Tustin Unified School District (Community Facilities District No. 97-1); Series 2015, Ref. Special Tax RB	5.00%	09/01/2031	2,450	2,799,958
William S. Hart Union High School District (Election of 2008); Series 2009 A, Unlimited Tax CAB GO Bonds(g)	0.00%	08/01/2033	11,350	6,392,093
Yosemite Community College District (Election of 2004); Series 2008 C, Unlimited Tax CAB GO Bonds (INS–AGM)(b)(g)	0.00%	08/01/2022	525	487,751
				172,544,421

Colorado–3.15%
Colorado (State of) Health Facilities Authority (SCL Health System); Series 2013 A, RB(c)	5.50%	01/01/2035	8,100	9,432,369
Colorado (State of) Health Facilities Authority (The Evangelical Lutheran Good Samaritan Society); Series 2017, Ref. Hospital RB	5.00%	06/01/2042	580	643,922
Colorado (State of) High Performance Transportation Enterprise (C-470 Express Lanes); Series 2017, RB	5.00%	12/31/2047	1,000	1,112,640
Colorado (State of) Regional Transportation District (Denver Transit Partners Eagle P3); Series 2010, Private Activity RB	6.00%	01/15/2041	3,000	3,300,990
Denver (City & County of); Series 2016 A, Ref. Dedicated Tax and Improvement RB	5.00%	08/01/2044	1,135	1,322,036
University of Colorado; Series 2013 A, Enterprise RB(c)	5.00%	06/01/2043	7,500	8,606,325
				24,418,282

Connecticut–0.47%
Connecticut (State of) Health & Educational Facility Authority (Quinnipiac University);
Series 2007, RB(d)(e)	5.00%	07/01/2018	265	274,336
Series 2007, RB(d)(e)	5.00%	07/01/2018	895	926,531
Series 2007, RB(d)(e)	5.00%	07/01/2018	1,195	1,237,100
Series 2007, RB (INS–NATL)(b)	5.00%	07/01/2024	10	10,337
Series 2007, RB (INS–NATL)(b)	5.00%	07/01/2025	1,105	1,142,139
Series 2007, RB (INS–NATL)(b)	5.00%	07/01/2027	30	31,003
				3,621,446

District of Columbia–7.43%
District of Columbia (Provident Group — Howard Properties LLC); Series 2013, Student Dormitory RB	5.00%	10/01/2045	1,000	964,870
District of Columbia Water & Sewer Authority;
Series 2008 A, Ref. Public Utility Sub. Lien RB(d)(e)	5.00%	10/01/2018	625	653,531
Series 2008 A, Ref. Public Utility Sub. Lien RB(d)(e)	5.00%	10/01/2018	2,520	2,635,038
Series 2013 A, Sub. Lien Public Utility RB(c)	5.00%	10/01/2044	6,000	6,758,520

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
District of Columbia–(continued)
District of Columbia;
Series 2006 B-1, Ballpark RB (INS–NATL)(b)	5.00%	02/01/2031	$6,860	$7,004,334
Series 2008 E, Unlimited Tax GO Bonds (INS–BHAC)(b)(c)	5.00%	06/01/2026	3,260	3,362,299
Series 2008 E, Unlimited Tax GO Bonds (INS–BHAC)(b)(c)	5.00%	06/01/2027	3,260	3,360,799
Series 2008 E, Unlimited Tax GO Bonds (INS–BHAC)(b)(c)	5.00%	06/01/2028	6,520	6,718,599
Series 2009 A, Sec. Income Tax RB(c)	5.25%	12/01/2027	5,100	5,592,150
Series 2014 C, Unlimited Tax GO Bonds(c)	5.00%	06/01/2034	3,030	3,551,069
Series 2014 C, Unlimited Tax GO Bonds(c)	5.00%	06/01/2035	6,060	7,085,594
Metropolitan Washington Airports Authority (Dulles Metrorail and Capital Improvement); Series 2014 A, Ref. Sr. Lien Dulles Toll Road RB	5.00%	10/01/2053	6,155	6,697,256
Metropolitan Washington Airports Authority; Series 2017, Ref. Airport System RB(h)	5.00%	10/01/2047	2,750	3,183,950
				57,568,009

Florida–11.04%
Alachua (County of) Health Facilities Authority (Terraces at Bonita Springs); Series 2011 A, RB	8.13%	11/15/2041	1,000	1,154,570
Broward (County of); Series 2015 A, Airport System RB(h)	5.00%	10/01/2045	2,070	2,330,344
Cape Coral (City of);
Series 2011, Ref. Water & Sewer RB (INS–AGM)(b)	5.00%	10/01/2041	4,130	4,651,908
Series 2011 A, Ref. Water & Sewer RB (INS–AGM)(b)	5.00%	10/01/2031	1,500	1,676,985
Citizens Property Insurance Corp.;
Series 2012 A-1, Sr. Sec. RB	5.00%	06/01/2021	4,890	5,555,773
Series 2015 A-1, RB	5.00%	06/01/2022	6,000	6,923,040
Collier (County of) Industrial Development Authority (The Arlington of Naples); Series 2014 A, Continuing Care Community RB(f)	7.75%	05/15/2035	2,250	2,473,560
Davie (Town of) (Nova Southeastern University); Series 2013 A, Educational Facilities RB	6.00%	04/01/2042	1,250	1,461,025
Florida (State of) Mid-Bay Bridge Authority; Series 2008 A, Ref. RB(d)(e)	5.00%	10/01/2018	3,580	3,737,055
Martin (County of) Health Facilities Authority (Martin Memorial Medical Center);
Series 2012, RB	5.13%	11/15/2032	4,000	4,388,040
Series 2012, RB	5.50%	11/15/2032	1,100	1,225,334
Miami Beach (City of) Health Facilities Authority (Mount Sinai Medical Center); Series 2014, Ref. RB	5.00%	11/15/2044	820	892,791
Miami Beach (City of); Series 2000, Water & Sewer RB (INS–AMBAC)(b)	5.75%	09/01/2025	865	892,031
Miami-Dade (County of) (Building Better Communities Program); Series 2009 B-1, Unlimited Tax GO Bonds(d)(e)	6.00%	07/01/2018	2,000	2,086,520
Miami-Dade (County of) Expressway Authority; Series 2010 A, Ref. Toll System RB (INS–AGM)(b)	5.00%	07/01/2035	3,415	3,754,280
Miami-Dade (County of);
Series 2005 A, Sub. Special Obligation RB(d)(e)	5.00%	10/01/2017	1,000	1,003,640
Series 2010, Water & Sewer System RB (INS–AGM)(b)	5.00%	10/01/2039	4,500	4,966,335
Series 2012 A, Ref. Aviation RB(h)	5.00%	10/01/2028	2,000	2,275,900
Series 2012 B, Ref. Sub. Special Obligation RB	5.00%	10/01/2032	1,000	1,149,520
Series 2012 B, Ref. Sub. Special Obligation RB	5.00%	10/01/2035	1,575	1,796,555
Series 2016 A, Ref. Aviation RB	5.00%	10/01/2041	1,195	1,385,830
Series 2017 B, Ref. Aviation RB(h)	5.00%	10/01/2040	2,235	2,600,266
Orange (County of); Series 2012 B, Ref. Sales Tax RB(c)	5.00%	01/01/2031	7,500	8,516,100
Orlando (City of) Greater Orlando Aviation Authority;
Series 2017 A, Priority Sub. Airport Facilities RB(h)	5.00%	10/01/2042	1,655	1,921,935
Series 2017 A, Priority Sub. Airport Facilities RB(h)	5.00%	10/01/2047	1,655	1,912,700
Palm Beach (County of) Health Facilities Authority (Jupiter Medical Center, Inc.); Series 2013 A, Hospital RB	5.00%	11/01/2043	2,030	2,161,828
Palm Beach (County of) Solid Waste Authority;
Series 2009, Improvement RB(d)(e)	5.50%	10/01/2019	695	761,060
Series 2009, Improvement RB(d)(e)	5.50%	10/01/2019	2,355	2,580,515
Series 2011, Ref. RB(c)	5.00%	10/01/2031	2,790	3,183,976

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Invesco Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
Pinellas (County of) Health Facilities Authority (Baycare Health System); Series 2009 A-2, VRD Health System RB (LOC–Northern Trust Co. (The))(i)(j)	0.79%	11/01/2038	$2,980	$2,980,000
Port St. Lucie (City of);
Series 2009, Ref. Utility System RB(d)(e)	5.00%	09/01/2018	2,715	2,828,351
Series 2009, Ref. Utility System RB (INS–AGC)(b)	5.00%	09/01/2029	285	296,315
				85,524,082

Georgia–1.31%
Atlanta (City of); Series 2010 A, General Airport RB (INS–AGM)(b)	5.00%	01/01/2035	5,390	5,815,702
Fulton (County of) Development Authority (Georgia Tech Athletic Association); Series 2012, Ref. RB	5.00%	10/01/2042	510	567,666
Private Colleges & Universities Authority (Mercer University);
Series 2012 A, RB	5.25%	10/01/2027	2,170	2,401,799
Series 2012 A, RB	5.00%	10/01/2032	1,220	1,317,466
				10,102,633

Hawaii–2.47%
Hawaii (State of) Department of Budget & Finance (Hawaii Pacific Health Obligated Group); Series 2013 A, Ref. Special Purpose RB	5.50%	07/01/2043	3,000	3,415,710
Hawaii (State of) Department of Transportation (Airports Division); Series 2013, Lease Revenue COP(h)	5.00%	08/01/2028	1,775	1,991,142
Hawaii (State of); Series 2015 A, Airport System RB(h)	5.00%	07/01/2045	1,575	1,791,027
Honolulu (City & County of); Series 2012 A, Unlimited Tax GO Bonds(c)(d)(e)	5.00%	11/01/2022	10,000	11,908,100
				19,105,979

Idaho–1.47%
Idaho (State of) Health Facilities Authority (St. Luke’s Regional Medical Center); Series 2010, RB (INS–AGM)(b)	5.00%	07/01/2035	5,000	5,378,100
Idaho (State of) Housing & Finance Association (Federal Highway Trust Fund);
Series 2008 A, Grant & RAB(d)(e)	5.25%	07/15/2018	3,310	3,438,593
Series 2008 A, Grant & RAB(d)(e)	5.25%	07/15/2018	2,500	2,597,125
				11,413,818

Illinois–15.32%
Chicago (City of) (Midway Airport);
Series 2013 A, Ref. Second Lien RB(h)	5.50%	01/01/2031	2,280	2,601,115
Series 2013 B, Ref. Second Lien RB	5.00%	01/01/2025	1,550	1,795,985
Series 2014 A, Ref. Second Lien RB(h)	5.00%	01/01/2041	1,100	1,215,302
Chicago (City of) (O’Hare International Airport);
Series 2015 C, RB(h)	5.00%	01/01/2046	790	882,809
Series 2015 D, RB	5.00%	01/01/2046	555	630,297
Series 2016 C, Ref. Sr. Lien General Airport RB	5.00%	01/01/2037	1,595	1,842,592
Series 2017 D, Sr. Lien General Airport RB	5.25%	01/01/2042	1,265	1,499,683
Series 2017 D, Sr. Lien General Airport RB(c)(h)	5.00%	01/01/2052	5,000	5,626,250
Chicago (City of) Board of Education; Series 2006 B, Dedicated Unlimited Tax GO Bonds (INS–AGM)(b)	5.00%	12/01/2035	1,000	1,022,680
Chicago (City of) Metropolitan Water Reclamation District (Green Bonds); Series 2016 E, Unlimited Tax GO Bonds	5.00%	12/01/2045	1,650	1,866,331
Chicago (City of) Transit Authority (FTA Section 5309 Fixed Guideway Modernization Formula Funds);
Series 2008, Capital Grant Receipts RB(d)(e)	5.25%	06/01/2018	775	800,815
Series 2008, Capital Grant Receipts RB(d)(e)	5.25%	06/01/2018	3,105	3,208,428
Chicago (City of) Transit Authority;
Series 2011, Sales Tax Receipts RB(c)	5.25%	12/01/2036	7,490	8,144,926
Series 2014, Sales Tax Receipts RB	5.00%	12/01/2044	3,270	3,599,093

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         Invesco Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
Chicago (City of);
Series 2002 B, Unlimited Tax GO Bonds	5.50%	01/01/2037	$630	$683,260
Series 2005 D, Ref. Unlimited Tax GO Bonds	5.50%	01/01/2040	395	427,098
Series 2007 A, Ref. Project Unlimited Tax GO Bonds (INS–AGM)(b)	5.00%	01/01/2037	5,705	5,803,411
Series 2007 E, Ref. Unlimited Tax GO Bonds	5.50%	01/01/2042	315	340,184
Series 2008, Ref. Second Lien Waterworks RB(d)(e)	5.00%	11/01/2018	660	691,878
Series 2008, Ref. Second Lien Waterworks RB (INS–AGM)(b)	5.00%	11/01/2027	280	292,687
Series 2014, Ref. Motor Fuel Tax RB (INS–AGM)(b)	5.00%	01/01/2030	1,000	1,103,010
Series 2014, Second Lien Waterworks RB	5.00%	11/01/2044	765	829,069
Series 2015 A, Unlimited Tax GO Bonds	5.50%	01/01/2033	3,145	3,452,550
Series 2017 A, Second Lien Wastewater Transmission RB	5.00%	01/01/2047	2,500	2,758,550
Cook (County of) Forest Preserve District;
Series 2012 B, Ref. Limited Tax GO Bonds(c)	5.00%	12/15/2032	2,460	2,638,104
Series 2012 B, Ref. Limited Tax GO Bonds(c)	5.00%	12/15/2037	2,460	2,633,602
DeKalb County Community Unit School District No. 428;
Series 2008, Unlimited Tax GO Bonds(d)(e)	5.00%	01/01/2018	1,845	1,871,088
Series 2008, Unlimited Tax GO Bonds(d)(e)	5.00%	01/01/2018	165	167,333
Series 2008, Unlimited Tax GO Bonds (INS–AGM)(b)	5.00%	01/01/2024	45	45,612
Series 2008, Unlimited Tax GO Bonds (INS–AGM)(b)	5.00%	01/01/2028	305	309,023
Illinois (State of) Finance Authority (Centegra Health System); Series 2014 A, RB	5.00%	09/01/2039	1,250	1,335,888
Illinois (State of) Finance Authority (Lutheran Home & Services);
Series 2012, Ref. RB	5.50%	05/15/2027	2,000	2,128,180
Series 2012, Ref. RB	5.50%	05/15/2030	1,045	1,100,970
Illinois (State of) Finance Authority (Northwestern Memorial Hospital);
Series 2009 B, RB	5.38%	08/15/2024	2,100	2,276,043
Series 2009 B, RB	5.75%	08/15/2030	2,000	2,177,760
Illinois (State of) Finance Authority (OSF Healthcare System); Series 2015 A, Ref. RB	5.00%	11/15/2045	2,205	2,430,748
Illinois (State of) Finance Authority (Peace Village); Series 2013, RB	6.75%	08/15/2033	1,430	1,557,098
Illinois (State of) Finance Authority (Rush University Medical Center); Series 2015 A, Ref. RB	5.00%	11/15/2038	1,940	2,158,502
Illinois (State of) Finance Authority (Swedish Covenant Hospital);
Series 2010 A, Ref. RB(d)(e)	5.75%	02/15/2020	2,000	2,231,160
Series 2010 A, Ref. RB(d)(e)	6.00%	02/15/2020	1,165	1,306,699
Illinois (State of) Finance Authority (University of Chicago); Series 2013 A, RB(c)	5.25%	10/01/2052	3,720	4,169,413
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion); Series 2002, Ref. Dedicated State Tax RB (INS–NATL)(b)	5.30%	06/15/2018	1,455	1,475,035
Illinois (State of) Metropolitan Pier & Exposition Authority; Series 2002, Dedicated State Tax CAB RB (INS–AGM)(b)(g)	0.00%	12/15/2029	2,500	1,613,175
Illinois (State of) Sports Facilities Authority;
Series 2014, Ref. RB (INS–AGM)(b)	5.25%	06/15/2031	1,060	1,188,854
Series 2014, Ref. RB (INS–AGM)(b)	5.25%	06/15/2032	965	1,079,188
Illinois (State of) Toll Highway Authority; Series 2013 A, RB(c)	5.00%	01/01/2038	12,300	13,845,618
Illinois (State of);
Series 2012 A, Unlimited Tax GO Bonds	5.00%	01/01/2031	1,135	1,188,890
Series 2013, Unlimited Tax GO Bonds (INS–AGM)(b)	5.25%	07/01/2029	1,880	2,150,156
Series 2014, Unlimited Tax GO Bonds	5.25%	02/01/2033	1,100	1,184,843
Series 2014, Unlimited Tax GO Bonds	5.00%	05/01/2035	1,000	1,044,270
Series 2014, Unlimited Tax GO Bonds	5.00%	05/01/2036	1,000	1,042,500
Series 2016, Unlimited Tax GO Bonds	5.00%	01/01/2041	1,750	1,824,970
Railsplitter Tobacco Settlement Authority; Series 2010, RB	5.50%	06/01/2023	4,090	4,665,995
Regional Transportation Authority; Series 1999, Ref. RB (INS–AGM)(b)	5.75%	06/01/2021	4,000	4,647,480
				118,606,200

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                         Invesco Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Indiana–3.37%
Indiana (State of) Finance Authority (CWA Authority); Series 2016 A, First Lien Wastewater Utility Green RB (INS–NATL)(b)	5.00%	10/01/2046	$1,170	$1,339,802
Indiana (State of) Finance Authority (I-69 Section 5);
Series 2014, RB(h)	5.25%	09/01/2034	765	812,919
Series 2014, RB(h)	5.25%	09/01/2040	2,270	2,385,634
Series 2014, RB(h)	5.00%	09/01/2046	1,310	1,345,855
Indiana (State of) Finance Authority (Ohio River Bridges East End Crossing);
Series 2013, Private Activity RB(h)	5.00%	07/01/2040	3,365	3,607,987
Series 2013 A, Private Activity RB(h)	5.00%	07/01/2035	500	536,105
Series 2013 A, Private Activity RB(h)	5.00%	07/01/2048	510	550,305
Indiana (State of) Finance Authority (Ohio Valley Electric Corp.); Series 2012 A, Midwestern Disaster Relief RB	5.00%	06/01/2039	3,325	3,388,341
Indianapolis Local Public Improvement Bond Bank; Series 2013 F, RB(c)	5.00%	02/01/2030	9,000	10,362,330
Valparaiso (City of) (Pratt Paper, LLC); Series 2013, Exempt Facilities RB(h)	6.75%	01/01/2034	1,500	1,785,480
				26,114,758

Iowa–2.68%
Iowa (State of) (IJOBS Program);
Series 2009 A, Special Obligation RB(c)(d)(e)(k)	5.00%	06/01/2019	3,850	4,126,661
Series 2009 A, Special Obligation RB(c)(d)(e)(k)	5.00%	06/01/2019	5,140	5,509,360
Iowa (State of) Finance Authority (Iowa Fertilizer Co.);
Series 2013, Midwestern Disaster Area RB	5.00%	12/01/2019	1,190	1,216,037
Series 2013, Midwestern Disaster Area RB(f)	5.88%	12/01/2027	1,025	1,064,965
Iowa (State of) Tobacco Settlement Authority;
Series 2005 C, Asset-Backed RB	5.63%	06/01/2046	1,055	1,058,165
Series 2005 E, Asset-Backed CAB RB(g)	0.00%	06/01/2046	12,020	1,195,870
Iowa (State of);
Series 2001, Vision Special Fund RB (INS–NATL)(b)	5.50%	02/15/2019	3,600	3,838,500
Series 2001, Vision Special Fund RB (INS–NATL)(b)	5.50%	02/15/2020	2,500	2,768,825
				20,778,383

Kansas–0.83%
Kansas (State of) Development Finance Authority (Adventist Health System/Sunbelt Obligated Group); Series 2009 C, Hospital RB	5.50%	11/15/2029	1,510	1,650,717
Wichita (City of) (Presbyterian Manors, Inc.); Series 2013 IV-A, Health Care Facilities RB	6.38%	05/15/2043	1,500	1,609,995
Wyandotte (County of) & Kansas City (City of) Unified Government; Series 2009 A, Utility System Improvement RB(d)(e)	5.25%	03/01/2019	3,000	3,196,200
				6,456,912

Kentucky–2.90%
Kentucky (State of) Economic Development Finance Authority (Next Generation Kentucky Information Highway);
Series 2015 A, Sr. RB	5.00%	07/01/2040	1,245	1,367,072
Series 2015 A, Sr. RB	5.00%	01/01/2045	2,570	2,809,087
Kentucky (State of) Economic Development Finance Authority (Owensboro Health Inc.); Series 2017 A, Ref. Hospital RB	5.00%	06/01/2045	955	1,037,856
Kentucky (State of) Economic Development Finance Authority (Owensboro Medical Health System, Inc.);
Series 2010 A, Hospital RB(d)(e)	6.00%	06/01/2020	2,500	2,835,500
Series 2010 B, Ref. Hospital RB(d)(e)	6.38%	06/01/2020	1,585	1,813,779
Kentucky (State of) Property & Building Commission (No. 93);
Series 2009, Ref. RB(d)(e)	5.25%	02/01/2019	3,545	3,763,266
Series 2009, Ref. RB (INS–AGC)(b)	5.25%	02/01/2028	455	482,000
Kentucky (State of) Public Transportation Infrastructure Authority (Downtown Crossing); Series 2013 A, First Tier Toll RB	5.75%	07/01/2049	1,000	1,124,190

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                         Invesco Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Kentucky–(continued)
Kentucky (State of) Turnpike Authority (Revitalization); Series 2012 A, Economic Development Road RB(d)(e)	5.00%	07/01/2022	$3,140	$3,705,953
Louisville (City of) & Jefferson (County of) Metropolitan Government (Norton Healthcare, Inc.); Series 2013 A, Health System RB	5.50%	10/01/2033	3,000	3,484,710
				22,423,413

Louisiana–2.28%
Lafayette (City of) Public Trust Financing Authority (Ragin’ Cajun Facilities, Inc. — Housing & Parking); Series 2010, RB(d)(e)	5.50%	10/01/2020	4,500	5,114,025
Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Woman’s Hospital Foundation); Series 2017 A, Ref. Hospital RB	5.00%	10/01/2044	3,835	4,330,520
New Orleans (City of); Series 2014, Ref. Water System RB	5.00%	12/01/2044	650	727,369
Regional Transit Authority; Series 2010, Sales Tax RB (INS–AGM)(b)	5.00%	12/01/2030	1,000	1,103,440
St. Tammany (Parish of) Public Trust Financing Authority (Christwood); Series 2015, Ref. RB	5.25%	11/15/2037	1,850	1,970,768
Tobacco Settlement Financing Corp.;
Series 2013 A, Ref. Asset-Backed RB	5.50%	05/15/2030	745	795,504
Series 2013 A, Ref. Asset-Backed RB	5.25%	05/15/2031	745	791,816
Series 2013 A, Ref. Asset-Backed RB	5.25%	05/15/2032	1,410	1,517,837
Series 2013 A, Ref. Asset-Backed RB	5.25%	05/15/2033	1,190	1,275,609
				17,626,888

Maryland–1.11%
Maryland (State of) Health & Higher Educational Facilities Authority (Lifebridge Health); Series 2015, Ref. RB	5.00%	07/01/2040	4,250	4,852,055
Series 2016, Ref. RB	5.00%	07/01/2047	720	821,981
Maryland (State of) Health & Higher Educational Facilities Authority (Peninsula Regional Medical Center); Series 2015, Ref. RB	5.00%	07/01/2045	1,465	1,611,485
Prince Georges (County of), Maryland (Collington Episcopal Life Care Community, Inc.);
Series 2017, Ref. RB	5.00%	04/01/2028	690	753,501
Series 2017, Ref. RB	5.00%	04/01/2032	505	541,117
				8,580,139

Massachusetts–3.64%
Massachusetts (State of) Development Finance Agency (Emerson College); Series 2016 A, RB	5.00%	01/01/2047	3,125	3,511,219
Massachusetts (State of) Development Finance Agency (Harvard University); Series 2009 A, RB(c)(d)(e)	5.50%	11/15/2018	15,820	16,725,379
Massachusetts (State of) Health & Educational Facilities Authority (Massachusetts Institute of Technology); Series 2009 O, RB(c)(d)(e)	5.50%	07/01/2018	5,120	5,325,978
Massachusetts (State of) Water Resources Authority; Series 2007 B, Ref. General RB (INS–AGM)(b)	5.25%	08/01/2031	2,000	2,648,600
				28,211,176

Michigan–3.05%
Michigan (State of) Building Authority (Facilities Program); Series 2016 I, Ref. RB(c)	5.00%	04/15/2041	2,715	3,131,400
Michigan (State of) Finance Authority (Beaumont Health Credit Group); Series 2016, RB	5.00%	11/01/2044	1,745	1,969,093
Michigan (State of) Finance Authority (Detroit Water & Sewerage Department);
Series 2014 C-1, Ref. Sr. Lien Local Government Loan Program RB	5.00%	07/01/2044	1,095	1,192,805
Series 2014 C-6, Ref. Sr. Lien Local Government Loan Program RB	5.00%	07/01/2033	550	620,021
Series 2014 D-4, Ref. Local Government Loan Program RB	5.00%	07/01/2029	550	628,260
Series 2015, Ref. Second Lien Local Government Loan Program RB	5.00%	07/01/2035	1,190	1,333,823
Michigan (State of) Finance Authority (MidMichigan Health Credit Group); Series 2014, Ref. Hospital RB	5.00%	06/01/2039	2,005	2,275,815
Michigan (State of) Finance Authority (Trinity Health Credit); Series 2017 MI, Ref. Hospital RB(c)	5.00%	12/01/2046	3,655	4,179,090
Michigan (State of) Tobacco Settlement Finance Authority; Series 2007 A, Sr. Asset-Backed RB	6.00%	06/01/2048	2,940	2,919,273
Oakland University Board of Trustees; Series 2008, Ref. General VRD RB (LOC-JPMorgan Chase Bank, N.A.)(i)(j)	0.81%	03/01/2031	5	5,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12                         Invesco Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Michigan–(continued)
Wayne State University Board of Governors;
Series 2008, Ref. General RB(d)(e)	5.00%	11/15/2018	$335	$351,988
Series 2008, Ref. General RB(d)(e)	5.00%	11/15/2018	1,255	1,318,641
Series 2008, Ref. General RB (INS–AGM)(b)	5.00%	11/15/2025	425	445,727
Series 2008, Ref. General RB (INS–AGM)(b)	5.00%	11/15/2029	1,580	1,654,544
Western Michigan University Board of Trustees; Series 2008, General RB(d)(e)	5.00%	05/15/2018	1,575	1,621,494
				23,646,974

Missouri–1.02%
Kansas City (City of) Industrial Development Authority (Downtown Redevelopment District);
Series 2011 A, Ref. RB	5.50%	09/01/2024	825	943,544
Series 2011 A, Ref. RB	5.50%	09/01/2025	1,445	1,639,873
Series 2011 A, Ref. RB	5.50%	09/01/2027	980	1,102,118
Kirkwood (City of) Industrial Development Authority (Aberdeen Heights); Series 2017 A, Ref. Retirement Community RB	5.25%	05/15/2050	475	499,296
St. Louis (County of) Industrial Development Authority (Friendship Village of Sunset Hills);
Series 2012, Senior Living Facilities RB	5.00%	09/01/2042	2,000	2,135,580
Series 2013 A, Senior Living Facilities RB	5.50%	09/01/2033	1,375	1,552,815
				7,873,226

Montana–0.30%
Montana (State of) Facility Finance Authority (Benefit Health System Obligated Group); Series 2011 A, Hospital RB(d)(e)	5.75%	01/01/2021	2,000	2,310,660

Nebraska–1.16%
Central Plains Energy Project (No. 3); Series 2012, Gas RB	5.00%	09/01/2032	4,690	5,191,361
Douglas (County of) Hospital Authority No. 2 (Madonna Rehabilitation Hospital); Series 2014, RB	5.00%	05/15/2044	1,000	1,077,750
Lincoln (County of) Hospital Authority No. 1 (Great Plains Regional Medical Center); Series 2012, Ref. RB	5.00%	11/01/2032	2,500	2,731,250
				9,000,361

Nevada–2.01%
Clark (County of) (Las Vegas-McCarran International Airport); Series 2010 A, Passenger Facility Charge RB (INS–AGM)(b)	5.25%	07/01/2039	2,000	2,178,540
Nevada (State of); Series 2008 C, Capital Improvement & Cultural Affairs Limited Tax GO Bonds(c)(d)(e)	5.00%	06/01/2018	13,000	13,411,970
				15,590,510

New Jersey–5.00%
New Jersey (State of) Economic Development Authority (Provident Group-Montclair Properties LLC–Montclair State University Student Housing); Series 2010 A, RB	5.88%	06/01/2042	1,975	2,156,779
New Jersey (State of) Economic Development Authority (The Goethals Bridge Replacement); Series 2013, Private Activity RB(h)	5.38%	01/01/2043	2,000	2,237,900
New Jersey (State of) Economic Development Authority; Series 2005 N-1, Ref. School Facilities Construction RB (INS–AMBAC)(b)	5.50%	09/01/2024	3,390	3,906,094
New Jersey (State of) Educational Facilities Authority (Rowan University); Series 2008 B, Ref. RB(d)(e)	5.00%	07/01/2018	510	527,921
New Jersey (State of) Transportation Trust Fund Authority;
Series 2006 C, Transportation System CAB RB (INS–AGC)(b)(g)	0.00%	12/15/2026	14,305	10,473,406
Subseries 2016 A-1, Federal Highway Reimbursement RN	5.00%	06/15/2028	960	1,071,091
Subseries 2016 A-1, Federal Highway Reimbursement RN	5.00%	06/15/2029	1,600	1,638,096
Subseries 2016 A-2, Federal Highway Reimbursement RN	5.00%	06/15/2028	1,600	1,638,736
Tobacco Settlement Financing Corp.;
Series 2007 1-A, Asset-Backed RB	5.00%	06/01/2029	3,525	3,525,211
Series 2007 1-A, Asset-Backed RB	5.00%	06/01/2041	3,745	3,638,754
Series 2007 1A, Asset-Backed RB	4.63%	06/01/2026	6,945	6,952,987
Series 2007 1A, Asset-Backed RB	4.75%	06/01/2034	975	955,949
				38,722,924

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13                         Invesco Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–14.75%
Build NYC Resource Corp. (Pratt Paper Inc.); Series 2014, Ref. Solid Waste Disposal RB(f)(h)	5.00%	01/01/2035	$1,600	$1,727,120
Erie Tobacco Asset Securitization Corp.; Series 2005 A, Tobacco Settlement Asset-Backed RB	5.00%	06/01/2045	2,815	2,785,189
Hudson Yards Infrastructure Corp.; Series 2017 A, Ref. Second Indenture RB	5.00%	02/15/2042	2,065	2,432,570
Long Island Power Authority;
Series 2011 A, Electric System General RB (INS–AGM)(b)	5.00%	05/01/2036	4,955	5,522,595
Series 2014 A, Ref. RB	5.00%	09/01/2044	2,870	3,276,679
Metropolitan Transportation Authority;
Series 2010 D, RB	5.00%	11/15/2034	3,000	3,338,580
Series 2012 A, Ref. Dedicated Tax Fund RB(c)	5.00%	11/15/2027	10,000	11,814,900
New York (City of) Municipal Water Finance Authority; Series 2012 FF, Water & Sewer System RB(c)	5.00%	06/15/2045	10,545	11,889,909
New York (City of) Transitional Finance Authority;
Series 2013, Sub. Future Tax Sec. RB(c)	5.00%	11/01/2038	4,500	5,219,955
Series 2013 I, Sub. Future Tax Sec. RB	5.00%	05/01/2038	1,465	1,681,542
Subseries 2012 E-1, Future Tax Sec. RB(c)	5.00%	02/01/2037	6,845	7,774,003
New York (State of) Dormitory Authority (City of New York);
Series 2005 A, Court Facilities Lease RB (INS–AMBAC)(b)	5.50%	05/15/2028	2,900	3,764,577
Series 2005 A, Court Facilities Lease RB (INS–AMBAC)(b)	5.50%	05/15/2029	2,455	3,220,003
New York (State of) Dormitory Authority (General Purpose);
Series 2013 A, State Personal Income Tax RB	5.00%	02/15/2037	1,000	1,153,760
Series 2017 A, Ref. State Personal Income Tax RB	4.00%	02/15/2035	1,240	1,348,872
New York (State of) Dormitory Authority (Mental Health Services); Series 2007, Mental Health Services Facilities Improvement RB (INS–AGM)(b)	5.00%	02/15/2027	50	50,170
New York (State of) Dormitory Authority (New York University); Series 2001 1, RB (INS–BHAC)(b)	5.50%	07/01/2031	1,040	1,341,704
New York (State of) Dormitory Authority; Series 2014 C, State Personal Income Tax RB(c)	5.00%	03/15/2040	4,840	5,619,530
New York (State of) Thruway Authority (Transportation); Series 2009 A, Personal Income Tax RB(d)(e)	5.00%	03/15/2019	1,725	1,834,762
New York (State of) Thruway Authority; Series 2011 A-1, Second General Highway & Bridge Trust Fund RB(c)	5.00%	04/01/2029	4,545	5,166,120
New York (State of) Utility Debt Securitization Authority; Series 2013 TE, Restructuring RB(c)	5.00%	12/15/2031	10,000	11,973,300
New York Liberty Development Corp. (3 World Trade Center); Series 2014, Class 1, Ref. Liberty RB(f)	5.00%	11/15/2044	5,685	6,193,808
New York Liberty Development Corp. (7 World Trade Center); Series 2012, Class 1, Ref. Liberty RB(c)	5.00%	09/15/2040	4,900	5,603,444
New York Transportation Development Corp. (American Airlines, Inc.); Series 2016, Ref. Special Facilities RB(h)	5.00%	08/01/2031	1,580	1,690,300
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment);
Series 2016 A, Special Facilities RB(h)	5.00%	07/01/2046	1,660	1,832,374
Series 2016 A, Special Facilities RB(h)	5.25%	01/01/2050	3,055	3,404,981
TSASC, Inc.; Series 2016 B, Ref. Sub. Tobacco Settlement RB	5.00%	06/01/2048	2,500	2,565,825
				114,226,572

North Carolina–3.36%
Charlotte (City of) (Charlotte Douglas International Airport);
Series 2017 A, Airport RB(c)	5.00%	07/01/2042	1,915	2,269,447
Series 2017 A, Airport RB(c)	5.00%	07/01/2047	4,000	4,724,760
New Hanover (County of) (New Hanover Regional Medical Center); Series 2017, Ref. Hospital RB	5.00%	10/01/2047	1,750	2,011,468
North Carolina (State of) Capital Facilities Finance Agency (Duke University); Series 2015, Ref. RB	5.00%	10/01/2055	6,840	7,857,655
North Carolina (State of) Department of Transportation (I-77 HOT Lanes); Series 2015, Private Activity RB(h)	5.00%	06/30/2054	1,135	1,207,016
North Carolina (State of) Medical Care Commission (Duke University Health System); Series 2012 A, Health Care Facilities RB(c)	5.00%	06/01/2042	4,890	5,459,685
North Carolina (State of) Medical Care Commission (Vidant Health); Series 2012 A, Ref. Heath Care Facilities RB	5.00%	06/01/2036	2,250	2,521,800
				26,051,831

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14                         Invesco Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Ohio–5.89%
Akron, Bath & Copley Joint Township Hospital District; Series 2016, Ref. RB	5.25%	11/15/2046	$790	$891,325
Allen (County of) (Catholic Health Partners); Series 2012 A, Ref. Hospital Facilities RB	5.00%	05/01/2042	3,300	3,595,779
American Municipal Power, Inc. (Greenup Hydroelectric); Series 2016 A, RB	5.00%	02/15/2046	500	568,190
American Municipal Power, Inc. (Prairie State Energy Campus); Series 2008, RB(c)(d)(e)	5.25%	02/15/2018	2,500	2,551,225
American Municipal Power, Inc.; Series 2015 A, Ref. RB	5.00%	02/15/2039	1,230	1,377,981
Buckeye Tobacco Settlement Financing Authority;
Series 2007 A-2, Sr. Asset-Backed Turbo RB	5.75%	06/01/2034	235	220,515
Series 2007 A-2, Sr. Asset-Backed Turbo RB	5.88%	06/01/2047	7,115	6,826,985
Chillicothe (City of) (Adena Health System Obligated Group); Series 2017, Ref. & Improvement Hospital Facilities RB	5.00%	12/01/2047	3,000	3,397,680
Cleveland (City of) & Cuyahoga (County of) Port Authority (Constellation Schools); Series 2014 A, Ref. & Improvement Lease RB(f)	6.50%	01/01/2034	1,000	1,072,080
Cleveland (City of);
Series 2008 B-2, Public Power System CAB RB (INS–NATL)(b)(g)	0.00%	11/15/2026	3,545	2,768,255
Series 2008 B-2, Public Power System CAB RB (INS–NATL)(b)(g)	0.00%	11/15/2028	3,845	2,775,129
Series 2008 B-2, Public Power System CAB RB (INS–NATL)(b)(g)	0.00%	11/15/2038	2,800	1,234,380
Cuyahoga (County of) (Metrohealth System);
Series 2017, Ref. Hospital RB	5.50%	02/15/2052	1,590	1,773,931
Series 2017, Ref. Hospital RB	5.00%	02/15/2057	2,530	2,690,554
Franklin (County of) (First Community Village Obligated Group); Series 2013, Ref. Health Care Facilities RB	5.25%	07/01/2033	2,000	1,945,380
Hamilton (County of) (Christ Hospital); Series 2012, Health Care Facilities RB	5.50%	06/01/2042	3,000	3,389,130
Hamilton (County of) (Life Enriching Communities); Series 2016, Ref. Healthcare Improvement RB	5.00%	01/01/2046	1,395	1,493,975
Ohio (State of) (Portsmouth Bypass); Series 2015, Private Activity RB (INS–AGM)(b)(h)	5.00%	12/31/2039	750	837,345
Ohio (State of) Air Quality Development Authority (FirstEnergy Nuclear Generation Corp.); Series 2009 A, Ref. PCR(e)	4.38%	06/01/2022	4,050	3,988,035
Ohio (State of) Higher Educational Facility Commission (Summa Health System);
Series 2010, Hospital Facilities RB(d)(e)	5.75%	05/15/2020	325	365,963
Series 2010, Hospital Facilities RB	5.75%	11/15/2035	1,675	1,811,915
				45,575,752

Oklahoma–0.40%
Comanche (County of) Hospital Authority; Series 2015, Ref. Hospital RB	5.00%	07/01/2022	1,000	1,086,510
Oklahoma (State of) Development Finance Authority (Provident Oklahoma Education Resources Inc.–Cross Village Student Housing); Series 2017, RB	5.25%	08/01/2057	1,825	2,018,048
				3,104,558

Oregon–0.22%
Forest Grove (City of) (Pacific University); Series 2014 A, Ref. Campus Improvement RB	5.00%	05/01/2040	1,570	1,674,688

Pennsylvania–1.62%
Montgomery (County of) Industrial Development Authority (Exelon Generation); Series 2001, Ref. RB(e)(h)	2.70%	04/01/2020	3,000	3,034,710
Pennsylvania (State of) Turnpike Commission;
Subseries 2014 A-2, Sub. Conv. CAB Turnpike RB(l)	5.13%	12/01/2039	1,500	1,286,775
Subseries 2017 B-1, Sub. Turnpike RB	5.25%	06/01/2047	1,250	1,451,737
Philadelphia (City of) Industrial Development Authority (Thomas Jefferson University); Series 2017 A, Ref. RB	5.00%	09/01/2047	795	902,365
Philadelphia (City of); Series 2017 A, Water & Wastewater RB	5.00%	10/01/2052	1,035	1,186,721
Philadelphia School District;
Series 2008 E, Limited Tax GO Bonds(d)(e)	5.13%	09/01/2018	3,690	3,847,489
Series 2008 E, Limited Tax GO Bonds (INS–BHAC)(b)	5.13%	09/01/2023	810	843,963
				12,553,760

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15                         Invesco Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Puerto Rico–0.41%
Children’s Trust Fund; Series 2005 A, Tobacco Settlement Asset-Backed RB(g)	0.00%	05/15/2050	$5,570	$631,192
Puerto Rico Sales Tax Financing Corp.; Series 2007 A, CAB Sales Tax RB (INS–NATL)(b)(g)	0.00%	08/01/2044	11,400	2,505,492
				3,136,684

South Carolina–2.39%
Piedmont Municipal Power Agency; Series 2011 C, Ref. Electric RB (INS–AGC)(b)	5.75%	01/01/2034	7,410	8,487,859
South Carolina (State of) Jobs-Economic Development Authority (Palmetto Health Alliance); Series 2013 A, Ref. Hospital RB	5.25%	08/01/2030	4,450	4,885,477
South Carolina (State of) Ports Authority;
Series 2015, RB(h)	5.25%	07/01/2050	3,240	3,713,753
Series 2015, RB(h)	5.25%	07/01/2055	1,260	1,443,859
				18,530,948

South Dakota–0.56%
South Dakota (State of) Health & Educational Facilities Authority (Sanford Obligated Group);
Series 2014 B, RB	5.00%	11/01/2044	2,500	2,767,475
Series 2015, Ref. RB	5.00%	11/01/2045	1,345	1,525,997
				4,293,472

Tennessee–0.51%
Johnson City (City of) Health & Educational Facilities Board (Mountain States Health Alliance); Series 2012, Hospital RB	5.00%	08/15/2042	1,000	1,074,750
Memphis Center City Revenue Finance Corp. (Pyramid & Pinch District Redevelopment); Series 2011 B, Sub. RB(d)(e)	5.25%	11/01/2021	2,475	2,895,428
				3,970,178

Texas–15.36%
Alamo Community College District; Series 2012, Ref. Limited Tax GO Bonds(c)	5.00%	08/15/2034	4,895	5,669,634
Austin (City of); Series 2012, Ref. Water & Wastewater System RB	5.00%	11/15/2042	1,490	1,718,670
Capital Area Cultural Education Facilities Finance Corp. (The Roman Catholic Diocese of Austin); Series 2005 B, RB	6.13%	04/01/2045	2,000	2,205,740
Friendswood Independent School District; Series 2008, Schoolhouse Unlimited Tax GO Bonds(d)(e)	5.00%	02/15/2018	2,285	2,329,557
Harris (County of) Metropolitan Transit Authority;
Series 2011 A, Sales & Use Tax RB(c)	5.00%	11/01/2036	3,305	3,739,674
Series 2011 A, Sales & Use Tax RB(c)	5.00%	11/01/2041	3,000	3,382,980
Harris County Health Facilities Development Corp. (TECO);
Series 2008, Thermal Utility RB (INS–AGC)(b)	5.25%	11/15/2024	2,160	2,273,422
Series 2008, Thermal Utility RB (INS–AGC)(b)	5.00%	11/15/2027	1,840	1,930,197
Houston (City of) Convention & Entertainment Facilities Department;
Series 2001 B, Hotel Occupancy Tax & Special CAB RB (INS–AGM)(b)(g)	0.00%	09/01/2026	3,975	3,111,431
Series 2001 B, Hotel Occupancy Tax & Special CAB RB (INS–AGM)(b)(g)	0.00%	09/01/2027	5,015	3,772,684
Houston (City of); Series 2015 C, Ref. Airport System RB(h)	5.00%	07/15/2020	790	849,621
Houston Community College System;
Series 2008, Sr. Lien Student Fee RB(d)(e)	4.50%	04/15/2018	70	71,625
Series 2008, Sr. Lien Student Fee RB(d)(e)	5.00%	04/15/2018	430	441,318
Series 2008, Sr. Lien Student Fee RB(d)(e)	5.00%	04/15/2018	615	631,187
Series 2008, Sr. Lien Student Fee RB (INS–AGM)(b)	5.00%	04/15/2025	1,295	1,328,683
Series 2008, Sr. Lien Student Fee RB (INS–AGM)(b)	5.00%	04/15/2026	900	922,725
Series 2008, Sr. Lien Student Fee RB (INS–AGM)(b)	4.50%	04/15/2027	155	158,274
Houston Higher Education Finance Corp. (Cosmos Foundation, Inc.); Series 2012 A, RB	5.00%	02/15/2042	2,700	2,871,423
Humble Independent School District; Series 2008 A, School Building Unlimited Tax GO Bonds(d)(e)	5.00%	02/15/2018	285	290,463
La Vernia Higher Education Finance Corp. (Meridian World School); Series 2015 A, RB(f)	5.50%	08/15/2045	1,230	1,293,739
Lower Colorado River Authority; Series 2002, Ref. & Improvement RB (INS–NATL)(b)	5.00%	05/15/2031	270	270,837
Lufkin Health Facilities Development Corp. (Memorial Health System of East Texas); Series 2009, Ref. & Improvement RB(d)(e)	6.25%	02/15/2019	1,450	1,563,245

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16                         Invesco Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
New Hope Cultural Education Facilities Corp. (Morningside Ministries); Series 2013, First Mortgage RB	6.50%	01/01/2043	$1,000	$1,123,020
New Hope Cultural Education Facilities Finance Corp. (4-K Housing, Inc.–Stoney Brook); Series 2017 A-1, Sr. Living RB	4.75%	07/01/2052	750	782,528
North Texas Tollway Authority;
Series 2008 D, Ref. First Tier System CAB RB (INS–AGC)(b)(g)	0.00%	01/01/2028	16,400	12,354,612
Series 2008 D, Ref. First Tier System CAB RB (INS–AGC)(b)(g)	0.00%	01/01/2029	2,725	1,977,342
Series 2008 D, Ref. First Tier System CAB RB (INS–AGC)(b)(g)	0.00%	01/01/2031	3,550	2,355,567
San Antonio (City of); Series 2013, Jr. Lien Electric & Gas Systems RB	5.00%	02/01/2038	2,405	2,756,298
San Jacinto River Authority (Groundwater Reduction Plan Division);
Series 2011, Special Project RB (INS–AGM)(b)	5.00%	10/01/2032	2,265	2,421,308
Series 2011, Special Project RB (INS–AGM)(b)	5.00%	10/01/2037	2,475	2,645,800
Tarrant County Cultural Education Facilities Finance Corp. (Air Force Village Obligated Group); Series 2016, Ref. Retirement Facilities RB	5.00%	05/15/2045	1,600	1,679,328
Tarrant County Cultural Education Facilities Finance Corp. (C.C. Young Memorial Home); Series 2017A, Retirement Facility RB	6.38%	02/15/2048	2,375	2,482,920
Tarrant County Cultural Education Facilities Finance Corp. (Texas Health Resources System); Series 2016 A, Ref. RB	5.00%	02/15/2041	4,000	4,651,440
Texas (State of) Transportation Commission (Central Texas Turnpike System);
Series 2012 A, Ref. First Tier RB	5.00%	08/15/2041	1,000	1,121,780
Series 2015 B, Ref. CAB RB(g)	0.00%	08/15/2036	3,075	1,405,521
Series 2015 B, Ref. CAB RB(g)	0.00%	08/15/2037	4,010	1,747,598
Series 2015 C, Ref. Sub. RB	5.00%	08/15/2033	5,000	5,667,150
Series 2015 C, Ref. Sub. RB	5.00%	08/15/2042	1,585	1,770,001
Texas (State of) Transportation Commission; Series 2016 A, Highway Improvement Unlimited Tax GO Bonds	5.00%	04/01/2044	1,585	1,858,619
Texas (State of) Turnpike Authority (Central Texas Turnpike System);
Series 2002, First Tier CAB RB(d)(g)	0.00%	08/15/2027	200	160,504
Series 2002 A, First Tier CAB RB (INS–BHAC)(b)(g)	0.00%	08/15/2027	6,800	5,325,760
Texas Municipal Gas Acquisition & Supply Corp. I; Series 2008 D, Sr. Lien Gas Supply RB	6.25%	12/15/2026	5,370	6,575,135
Texas Municipal Gas Acquisition & Supply Corp. III;
Series 2012, Gas Supply RB	5.00%	12/15/2028	3,025	3,392,598
Series 2012, Gas Supply RB	5.00%	12/15/2029	3,000	3,351,960
Series 2012, Gas Supply RB	5.00%	12/15/2031	1,200	1,329,516
Series 2012, Gas Supply RB	5.00%	12/15/2032	1,125	1,241,179
Texas Private Activity Bond Surface Transportation Corp. (Blueridge Transportation Group, LLC SH 288 Toll Lanes); Series 2016, Sr. Lien RB(h)	5.00%	12/31/2055	1,070	1,171,329
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC); Series 2013, Sr. Lien RB(h)	7.00%	12/31/2038	1,250	1,450,387
University of Houston; Series 2008, Ref. Consolidated RB(c)(d)(e)	5.00%	02/15/2018	2,500	2,548,000
Victoria Independent School District;
Series 2008, School Building Unlimited Tax GO Bonds(d)(e)	5.00%	02/15/2018	815	830,778
Series 2008, School Building Unlimited Tax GO Bonds(d)(e)	5.00%	02/15/2018	1,920	1,957,171
				118,962,278

Utah–1.76%
Salt Lake City (City of); Series 2017 A, Airport RB(c)(h)	5.00%	07/01/2047	2,540	2,929,966
Utah (State of) Transit Authority; Series 2008 A, Sales Tax RB(c)(d)(e)	5.00%	06/15/2018	10,325	10,667,893
				13,597,859

Virgin Islands–0.25%
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note); Series 2010 A, Sr. Lien RB	5.00%	10/01/2029	2,500	1,960,900

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17                         Invesco Value Municipal Income Trust

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Virginia–2.49%
Richmond (City of) Metropolitan Authority; Series 2002, Ref. Expressway RB (INS–NATL)(b)	5.25%	07/15/2022	$3,000	$3,341,520
Roanoke (City of) Economic Development Authority (Carilion Clinic Obligated Group); Series 2010, Ref. Hospital RB	5.00%	07/01/2033	2,500	2,708,400
Roanoke (City of) Industrial Development Authority (Carilion Health System);
Series 2005, Hospital RB(d)(e)	5.00%	07/01/2020	35	38,953
Series 2005 B, Hospital RB (INS–AGM)(b)	5.00%	07/01/2038	2,365	2,527,026
Virginia (State of) Small Business Financing Authority (Elizabeth River Crossings Opco, LLC);
Series 2012, Sr. Lien RB(h)	6.00%	01/01/2037	700	797,517
Series 2012, Sr. Lien RB(h)	5.50%	01/01/2042	3,355	3,744,012
Virginia (State of) Small Business Financing Authority (Express Lanes, LLC);
Series 2012, Sr. Lien RB(h)	5.00%	07/01/2034	3,855	4,175,736
Series 2012, Sr. Lien RB(h)	5.00%	01/01/2040	1,810	1,962,366
				19,295,530

Washington–3.87%
Seattle (Port of);
Series 2012 A, Ref. Intermediate Lien RB	5.00%	08/01/2032	2,500	2,848,450
Series 2017 C, Intermediate Lien RB(h)	5.25%	05/01/2042	1,155	1,370,200
Washington (State of) Tobacco Settlement Authority; Series 2013, Ref. RB	5.25%	06/01/2031	1,900	2,052,171
Washington (State of);
Series 2004 F, Motor Vehicle Fuel Unlimited Tax CAB GO Bonds (INS–AMBAC)(b)(g)	0.00%	12/01/2029	5,100	3,772,368
Series 2010 A, Various Purpose Unlimited Tax GO Bonds(c)(d)(e)	5.00%	08/01/2019	8,995	9,706,954
Series 2010 A, Various Purpose Unlimited Tax GO Bonds(c)(d)(e)	5.00%	08/01/2019	9,460	10,208,759
				29,958,902

West Virginia–0.57%
West Virginia (State of) Economic Development Authority (Appalachian Power Co. — Amos); Series 2010 A, Ref. Solid Waste Disposal Facilities RB	5.38%	12/01/2038	4,000	4,399,480

Wisconsin–3.08%
Public Finance Authority (American Dream at Meadowlands);
Series 2017, Limited Obligation Grant RB(f)	6.75%	08/01/2031	900	952,200
Series 2017, Limited Obligation PILOT RB(f)	6.75%	12/01/2042	2,100	2,380,917
Wisconsin (State of) Health & Educational Facilities Authority (Mercy Alliance); Series 2012, RB	5.00%	06/01/2039	5,000	5,372,900
Wisconsin (State of) Health & Educational Facilities Authority (Mile Bluff Medical Center, Inc.); Series 2014, RB	5.50%	05/01/2034	2,000	2,104,540
Wisconsin (State of) Public Finance Authority (KU Campus Development Corp. Central District Development); Series 2016, Lease Development RB(c)	5.00%	03/01/2046	5,565	6,327,516
Wisconsin (State of) Public Finance Authority (Roseman University of Health Sciences);
Series 2012, RB	5.50%	04/01/2032	1,155	1,229,348
Series 2015, Ref. RB	5.75%	04/01/2035	815	900,738
Wisconsin (State of);
Series 2009 A, General Fund Annual Appropriation RB(d)(e)	5.63%	05/01/2019	400	431,956
Series 2009 A, General Fund Annual Appropriation RB	5.63%	05/01/2028	3,835	4,134,700
				23,834,815

Wyoming–0.47%
Sublette (County of) (ExxonMobil); Series 2014, Ref. VRD PCR(i)	0.72%	10/01/2044	1,300	1,300,000
Wyoming (State of) Municipal Power Agency; Series 2017 A, Ref. Power Supply RB (INS–BAM)(b)	5.00%	01/01/2047	2,060	2,351,696
				3,651,696
TOTAL INVESTMENTS IN SECURITIES(m)–160.45% (Cost $1,133,846,909)				1,242,544,045
FLOATING RATE NOTE OBLIGATIONS–(30.81)%
Notes with interest and fee rates ranging from 1.31% to 1.71% at 08/31/2017 and contractual maturities of collateral ranging from 06/01/2025 to 04/01/2056 (See Note 1J)(n)				(238,630,000)
VARIABLE RATE MUNI TERM PREFERRED SHARES–(30.09)%				(233,031,590)
OTHER ASSETS LESS LIABILITIES–0.45%				3,510,419
NET ASSETS APPLICABLE TO COMMON SHARES–100.00%				$774,392,874

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18                         Invesco Value Municipal Income Trust

Investment Abbreviations:

AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
BAM	– Build America Mutual Assurance Co.
BHAC	– Berkshire Hathaway Assurance Corp.
CAB	– Capital Appreciation Bonds
Conv.	– Convertible
COP	– Certificates of Participation
GO	– General Obligation
INS	– Insurer
Jr.	– Junior
LOC	– Letter of Credit
NATL	– National Public Finance Guarantee Corp.
PCR	– Pollution Control Revenue Bonds
PILOT	– Payment-in-Lieu-of-Tax
RAB	– Revenue Anticipation Bonds
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
Sec.	– Secured
Sr.	– Senior
Sub.	– Subordinated
VRD	– Variable Rate Demand
Wts.	– Warrants

Notes to Schedule of Investments:

(a)	Calculated as a percentage of net assets. Amounts in excess of 100% are due to the Trust’s use of leverage.
(b)	Principal and/or interest payments are secured by the bond insurance company listed.
(c)	Underlying security related to TOB Trusts entered into by the Trust. See Note 1J.
(d)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(e)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(f)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2017 was $25,167,707, which represented 3.25% of the Trust’s Net Assets.
(g)	Zero coupon bond issued at a discount.
(h)	Security subject to the alternative minimum tax.
(i)	Demand security payable upon demand by the Trust at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically based on current market interest rates. Rate shown is the rate in effect on August 31, 2017.
(j)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(k)	Security is subject to a reimbursement agreement which may require the Trust to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Trust could ultimately be required to make under the agreement is $6,050,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB Trusts.
(l)	Convertible CAB. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(m)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entity	Percentage
Assured Guaranty Municipal Corp.	7.4%

(n)	Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at August 31, 2017. At August 31, 2017, the Trust’s investments with a value of $389,951,653 are held by TOB Trusts and serve as collateral for the $238,630,000 in the floating rate note obligations outstanding at that date.

Portfolio Composition

By credit sector, based on Total Investments

as of August 31,2017

Revenue Bonds	72.1%
Pre-Refunded Bonds	17.7
General Obligation Bonds	9.9
Other	0.3

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19                         Invesco Value Municipal Income Trust

Statement of Assets and Liabilities

August 31, 2017

(Unaudited)

Assets:
Investments in securities, at value (Cost $1,133,846,909)	$1,242,544,045
Receivable for:
Investments sold	10,000
Interest receivable	12,112,453
Investment for trustee deferred compensation and retirement plans	126,986
Other assets	852
Total assets	1,254,794,336

Liabilities:
Floating rate note obligations	238,630,000
Variable rate muni term preferred shares ($0.01 par value, 2,331 shares issued with liquidation preference of $100,000 per share)	233,031,590
Payable for:
Investments purchased	4,435,917
Dividends	56,453
Amount due custodian	3,540,312
Accrued fees to affiliates	191
Accrued interest expense	352,971
Accrued trustees’ and officers’ fees and benefits	4,458
Accrued other operating expenses	15,129
Trustee deferred compensation and retirement plans	334,441
Total liabilities	480,401,462
Net assets applicable to common shares	$774,392,874

Net assets applicable to common shares consist of:
Shares of beneficial interest — common shares	$682,735,006
Undistributed net investment income	2,095,013
Undistributed net realized gain (loss)	(19,134,281)
Net unrealized appreciation	108,697,136
$774,392,874

Common shares outstanding, no par value, with an unlimited number of common shares authorized:
Common shares outstanding	47,056,518
Net asset value per common share	$16.46
Market value per common share	$15.24

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20                         Invesco Value Municipal Income Trust

Statement of Operations

For the six months ended August 31, 2017

(Unaudited)

Investment income:
Interest	$25,558,815

Expenses:
Advisory fees	3,340,766
Administrative services fees	90,766
Custodian fees	5,793
Interest, facilities and maintenance fees	3,570,707
Transfer agent fees	7,978
Trustees’ and officers’ fees and benefits	19,293
Registration and filing fees	22,911
Reports to shareholders	18,705
Professional services fees	36,556
Other	19,562
Total expenses	7,133,037
Net investment income	18,425,778

Realized and unrealized gain (loss) from:
Net realized gain (loss) from investment securities	(894,223)
Change in net unrealized appreciation of investment securities	24,960,004
Net realized and unrealized gain	24,065,781
Net increase in net assets from operations applicable to common shares	$42,491,559

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21                         Invesco Value Municipal Income Trust

Statement of Changes in Net Assets

For the six months ended August 31, 2017 and the year ended February 28, 2017

(Unaudited)

	August 31, 2017	February 28, 2017
Operations:
Net investment income	$18,425,778	$37,095,458
Net realized gain (loss)	(894,223)	(2,938,960)
Change in net unrealized appreciation (depreciation)	24,960,004	(34,554,304)
Net increase (decrease) in net assets resulting from operations	42,491,559	(397,806)
Distributions to shareholders from net investment income	(17,505,025)	(37,264,947)
Increase from transactions in common shares of beneficial interest	—	274,384
Net increase (decrease) in net assets applicable to common shares	24,986,534	(37,388,369)

Net assets applicable to common shares:
Beginning of period	749,406,340	786,794,709
End of period (includes undistributed net investment income of $2,095,013 and $1,174,260, respectively)	$774,392,874	$749,406,340

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22                         Invesco Value Municipal Income Trust

Statement of Cash Flows

For the six months ended August 31, 2017

(Unaudited)

Cash provided by (used in) operating activities:
Net increase in net assets resulting from operations applicable to common shares	$42,491,559

Adjustments to reconcile the change in net assets applicable to common shares from operations to net cash provided by (used in) operating activities:
Purchases of investments	(78,993,084)
Proceeds from sales of short-term investments, net	5,726,000
Proceeds from sales of investments	24,275,572
Amortization of premium	2,813,779
Accretion of discount	(2,745,258)
Increase in receivables and other assets	(483,293)
Decrease in accrued expenses and other payables	(1,031)
Net realized loss from investment securities	894,223
Net change in unrealized appreciation on investment securities	(24,960,004)
Net cash provided by (used in) operating activities	(30,981,537)

Cash provided by (used in) financing activities:
Dividends paid to common shareholders from net investment income	(17,512,292)
Decrease in payable for amount due custodian	(786,171)
Increase in VMTP Shares, at liquidation value	40,000,000
Proceeds from TOB Trusts	12,380,000
Repayments of TOB Trusts	(3,100,000)
Net cash provided by (used in) financing activities	30,981,537
Net increase in cash and cash equivalents	—
Cash and cash equivalents at beginning of period	—
Cash and cash equivalents at end of period	$—

Supplemental disclosure of cash flow information:
Cash paid during the period for interest, facilities and maintenance fees	$3,473,133

Notes to Financial Statements

August 31, 2017

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Value Municipal Income Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, closed-end management investment company.

The Trust’s investment objective is to provide common shareholders with current income which is exempt from federal income tax.

The Trust is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services — Investment Companies.

The following is a summary of the significant accounting policies followed by the Trust in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a Trust may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Securities for which market quotations either are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.

23                         Invesco Value Municipal Income Trust

The Trust may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Trust investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted over the lives of the respective securities. Pay-in-kind income received in the form of securities in-lieu of cash is recorded as interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Trust may periodically participate in litigation related to Trust investments. As such, the Trust may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Trust’s net asset value and, accordingly, they reduce the Trust’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Trust and the investment adviser.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — The Trust declares and pays monthly dividends from net investment income to common shareholders. Distributions from net realized capital gain, if any, are generally declared and paid annually and are distributed on a pro rata basis to common and preferred shareholders.
E.	Federal Income Taxes — The Trust intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Trust’s taxable earnings to shareholders. As such, the Trust will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Trust recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Trust’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

In addition, the Trust intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt dividends”, as defined in the Internal Revenue Code.

The Trust files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Trust is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Interest, Facilities and Maintenance Fees — Interest, Facilities and Maintenance Fees include interest and related borrowing costs such as commitment fees, rating and bank agent fees and other expenses associated with lines of credit and Variable Rate Muni Term Preferred Shares (“VMTP Shares”), and interest and administrative expenses related to establishing and maintaining floating rate note obligations, if any.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Trust monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts, including the Trust’s servicing agreements, that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Cash and Cash Equivalents — For the purposes of the Statement of Cash Flows, the Trust defines Cash and Cash Equivalents as cash (including foreign currency), money market funds and other investments held in lieu of cash and excludes investments made with cash collateral received.
J.

Floating Rate Note Obligations — The Trust invests in inverse floating rate securities, such as Tender Option Bonds (“TOBs”), for investment purposes and to enhance the yield of the Trust. Such securities may be purchased in the secondary market without first owning an

24                         Invesco Value Municipal Income Trust

underlying bond but generally are created through the sale of fixed rate bonds by the Trust to special purpose trusts established by a broker dealer or by the Trust (“TOB Trusts”) in exchange for cash and residual interests in the TOB Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The TOB Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Trust to retain residual interests in the bonds. The floating rate notes issued by the TOB Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the TOB Trusts for redemption at par at each reset date. The residual interests held by the Trust (inverse floating rate securities) include the right of the Trust (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the TOB Trust to the Trust, thereby collapsing the TOB Trust. Inverse floating rate securities tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable.

The Trust generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Trust to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and decreases in the value of such securities in response to changes in interest rates to a greater extent than fixed rate securities having similar credit quality, redemption provisions and maturity, which may cause the Trust’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate notes created by the TOB Trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such notes for repayment of principal, may not be able to be remarketed to third parties. In such cases, the TOB Trust holding the fixed rate bonds may be collapsed with the entity that contributed the fixed rate bonds to the TOB Trust. In the case where a TOB Trust is collapsed with the Trust, the Trust will be required to repay the principal amount of the tendered securities, which may require the Trust to sell other portfolio holdings to raise cash to meet that obligation. The Trust could therefore be required to sell other portfolio holdings at a disadvantageous time or price to raise cash to meet this obligation, which risk will be heightened during times of market volatility, illiquidity or uncertainty. The embedded leverage in the TOB Trust could cause the Trust to lose more money than the value of the asset it has contributed to the TOB Trust and greater levels of leverage create the potential for greater losses. In addition, a Trust may enter into reimbursement agreements with the liquidity provider of certain TOB transactions in connection with certain residuals held by the Trust. These agreements commit a Trust to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a TOB Trust, including following the termination of a TOB Trust resulting from a mandatory tender event (“liquidity shortfall”). The reimbursement agreement will effectively make the Trust liable for the amount of the negative difference, if any, between the liquidation value of the underlying security and the purchase price of the floating rate notes issued by the TOB Trust.

The Trust accounts for the transfer of fixed rate bonds to the TOB Trusts as secured borrowings, with the securities transferred remaining in the Trust’s investment assets, and the related floating rate notes reflected as Trust liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The carrying amount of the Trust’s floating rate note obligations as reported on the Statement of Assets and Liabilities approximates its fair value. The carrying amount of the Trust’s Floating rate note obligations as reported on the Statement of Assets and Liabilities approximates its fair value. The Trust records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the TOB Trusts as a component of Interest, facilities and maintenance fees on the Statement of Operations.

Final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”) prohibit banking entities from engaging in proprietary trading of certain instruments and limit such entities’ investments in, and relationships with, “covered funds”, as defined in the rules. These rules preclude banking entities and their affiliates from sponsoring and/or providing services for existing TOB Trusts. A new TOB structure is being utilized by the Trust wherein the Trust, as holder of the residuals, will perform certain duties previously performed by banking entities as “sponsors” of TOB Trusts. These duties may be performed by a third-party service provider. The Trust’s expanded role under the new TOB structure may increase its operational and regulatory risk. The new structure is substantially similar to the previous structure; however, pursuant to the Volcker Rule, the remarketing agent would not be able to repurchase tendered floaters for its own account upon a failed remarketing. In the event of a failed remarketing, a banking entity serving as liquidity provider may loan the necessary funds to the TOB Trust to purchase the tendered floaters. The TOB Trust, not the Trust, would be the borrower and the loan from the liquidity provider will be secured by the purchased floaters now held by the TOB Trust. However, as previously described, the Trust would bear the risk of loss with respect to any liquidity shortfall to the extent it entered into a reimbursement agreement with the liquidity provider.

Further, the SEC and various banking agencies recently adopted rules implementing credit risk retention requirements for asset-backed securities (the “Risk Retention Rules”). The Risk Retention Rules require the sponsor of a TOB Trust to retain at least 5% of the credit risk of the underlying assets supporting the TOB Trust’s municipal bonds. The Trust has adopted policies intended to comply with the Risk Retention Rules. The Risk Retention Rules may adversely affect the Trust’s ability to engage in TOB Trust transactions or increase the costs of such transactions in certain circumstances.

There can be no assurances that the new TOB structure will continue to be a viable form of leverage. Further, there can be no assurances that alternative forms of leverage will be available to the Trust in order to maintain current levels of leverage. Any alternative forms of leverage may be less advantageous to the Trust, and may adversely affect the Trust’s net asset value, distribution rate and ability to achieve its investment objective.

TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “1933 Act”), or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although atypical, these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Trust or less than what may be considered the fair value of such securities.

K.	Other Risks — The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and the Trust’s investments in municipal securities.

25                         Invesco Value Municipal Income Trust

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Trust accrues daily and pays monthly an advisory fee to the Adviser based on the annual rate of 0.55% of the Trust’s average weekly managed assets. Managed assets for this purpose means the Trust’s net assets, plus assets attributable to outstanding preferred shares and the amount of any borrowings incurred for the purpose of leverage (whether or not such borrowed amounts are reflected in the Trust’s financial statements for purposes of GAAP).

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Trust, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Trust based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Trust has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Trust. For the six months ended August 31, 2017, expenses incurred under these agreement are shown in the Statement of Operations as Administrative services fees.

Certain officers and trustees of the Trust are officers and directors of Invesco.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Trust’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of August 31, 2017, all of the securities in this Trust were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The Trust’s policy is to recognize transfers in and out of the valuation levels as of the end of the reporting period. During the six months ended August 31, 2017, there were no transfers between valuation levels.

NOTE 4—Security Transactions with Affiliated Funds

The Trust is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Trust from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for August 31, 2017, the Trust engaged in securities purchases of $16,628,871 and securities sales of $18,239,963, which did not result in any net realized gains (losses).

NOTE 5—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Trust to pay remuneration to certain Trustees and Officers of the Trust. Trustees have the option to defer compensation payable by the Trust, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Trust to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Trusts in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Trust may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Trust to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Trust.

NOTE 6—Cash Balances and Borrowings

The Trust is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To

26                         Invesco Value Municipal Income Trust

compensate the custodian bank for such overdrafts, the overdrawn Trust may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

Inverse floating rate obligations resulting from the transfer of bonds to TOB Trusts are accounted for as secured borrowings. The average floating rate notes outstanding and average annual interest and fee rate related to inverse floating rate note obligations during the six months ended August 31, 2017 were $234,112,857 and 1.36%, respectively.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Trust’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Trust’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Trust to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Trust had a capital loss carryforward as of February 28, 2017, which expires as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
February 28, 2018	$1,711,112	$—	$1,711,112
Not subject to expiration	8,609,884	6,303,161	14,913,045
	$10,320,996	$6,303,161	$16,624,157

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 8—Investment Transactions

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Trust during the six months ended August 31, 2017 was $82,939,357 and $24,285,572, respectively. Cost of investments, including any derivatives, on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investments on a Tax Basis
Aggregate unrealized appreciation of investments	$112,466,054
Aggregate unrealized (depreciation) of investments	(3,898,467)
Net unrealized appreciation of investments	$108,567,587

Cost of investments for tax purposes is $1,133,976,458.

NOTE 9—Common Shares of Beneficial Interest

Transactions in common shares of beneficial interest were as follows:

	Six months ended August 31,	Year ended February 28,
	2017	2017
Beginning shares	47,056,518	47,040,460
Shares issued through dividend reinvestment	—	16,058
Ending shares	47,056,518	47,056,518

The Trust may, when appropriate, purchase shares in the open market or in privately negotiated transactions at a price not above market value or net asset value, whichever is lower at the time of purchase.

27                         Invesco Value Municipal Income Trust

NOTE 10—Variable Rate Muni Term Preferred Shares

On May 9, 2012, the Trust issued 712 Series 2015/6-IIM VMTP Shares, with a liquidation preference of $100,000 per share, pursuant to an offering exempt from registration under the 1933 Act. Proceeds from the issuance of VMTP Shares on May 9, 2012 were used to redeem all of the Trust’s outstanding Auction Rate Preferred Shares (“ARPS”). In addition, the Trust issued 719 Series 2015/6-IIM VMTP Shares in connection with the reorganization of Invesco Value Municipal Bond Trust, Invesco Value Municipal Trust and Invesco Value Municipal Securities into the Trust with a liquidation preference of $100,000 per share. On February 2, 2015, the Trust issued 500 Series 2015/6-IIM VMTP Shares, with a liquidation preference of $100,000 per share, pursuant to an offering exempt from registration under the 1933 Act. VMTP Shares are a floating-rate form of preferred shares with a mandatory redemption date and are considered debt for financial reporting purposes. On June 1, 2017, the Trust issued an additional 400 Series 2015/6-IIM VMTP Shares, with a liquidation preference of $100,000 per share, pursuant to an offering exempt from registration under the 1933 Act. The Trust extended the term of the VMTP Shares and is required to redeem all outstanding VMTP Shares on December 1, 2019, unless earlier redeemed, repurchased or extended. VMTP Shares are subject to optional and mandatory redemption in certain circumstances. The redemption price per share is equal to the sum of the liquidation value per share plus any accumulated but unpaid dividends and a redemption premium, if any. On or prior to the redemption date, the Trust will be required to segregate assets having a value equal to 110% of the redemption amount.

The Trust incurred costs in connection with the issuance of the VMTP Shares. These costs were recorded as a deferred charge and were amortized over the original 3 year life of the VMTP Shares. In addition, the Trust incurred costs in connection with the extension of the VMTP Shares that are recorded as a deferred charge and are being amortized over the extended term. Amortization of these costs is included in Interest, facilities and maintenance fees on the Statement of Operations, and the unamortized balance is included in the value of Variable rate muni term preferred shares on the Statement of Assets and Liabilities.

Dividends paid on the VMTP Shares (which are treated as interest expense for financial reporting purposes) are declared daily and paid monthly. The initial rate for dividends was equal to the sum of 1.10% per annum plus the Securities Industry and Financial Markets Association Municipal Swap Index (the “SIFMA” Index). As of August 31, 2017, the dividend rate is equal to the SIFMA Index plus a spread of 1.00%, which is based on the long term preferred share ratings assigned to the VMTP Shares by a ratings agency. The average aggregate liquidation preference outstanding and the average annualized dividend rate of the VMTP Shares during the six months ended August 31, 2017 were $213,100,000 and 1.81%, respectively.

The Trust utilizes the VMTP Shares as leverage in order to enhance the yield of its common shareholders. The primary risk associated with VMTP Shares is exposing the net asset value of the common shares and total return to increased volatility if the value of the Trust decreases while the value of the VMTP Shares remain unchanged. Fluctuations in the dividend rates on the VMTP Shares can also impact the Trust’s yield or its distributions to common shareholders. The Trust is subject to certain restrictions relating to the VMTP Shares, such as maintaining certain asset coverage and leverage ratio requirements. Failure to comply with these restrictions could preclude the Trust from declaring any distributions to common shareholders or purchasing common shares and/or could trigger the mandatory redemption of VMTP Shares at liquidation preference.

The liquidation preference of VMTP Shares, which approximates fair value, is recorded as a liability under the caption Variable rate muni term preferred shares on the Statement of Assets and Liabilities. The fair value of VMTP Shares is expected to be approximately their liquidation preference so long as the fixed “spread” on the VMTP Shares remains roughly in line with the “spread” being demanded by investors on instruments having similar terms in the current market environment. At period-end, the Trust’s Adviser has determined that fair value of VMTP Shares is approximately their liquidation preference. Fair value could vary if market conditions change materially. Unpaid dividends on VMTP Shares are recognized as Accrued interest expense on the Statement of Assets and Liabilities. Dividends paid on VMTP Shares are recognized as a component of Interest, facilities and maintenance fees on the Statement of Operations.

NOTE 11—Dividends

The Trust declared the following dividends to common shareholders from net investment income subsequent to August 31, 2017:

Declaration Date	Amount per Share	Record Date	Payable Date
September 1, 2017	$0.062	September 13, 2017	September 29, 2017
October 2, 2017	$0.062	October 13, 2017	October 31, 2017

28                         Invesco Value Municipal Income Trust

NOTE 12—Financial Highlights

The following schedule presents financial highlights for a share of the Trust outstanding throughout the periods indicated.

	Six months ended August 31,		Year ended February 28,	Year ended February 29,	Years ended February 28,
	2017		2017	2016	2015	2014	2013
Net asset value per common share, beginning of period	$15.93		$16.73	$16.57	$15.52	$16.77	$16.28
Net investment income(a)	0.39		0.79	0.85	0.86	0.86	0.85
Net gains (losses) on securities (both realized and unrealized)	0.51		(0.80)	0.15	1.09	(1.21)	0.54
Distributions paid to preferred shareholders from net investment income(a)	N/A		N/A	N/A	N/A	N/A	(0.00)
Total from investment operations	0.90		(0.01)	1.00	1.95	(0.35)	1.39
Less dividends paid to common shareholders from net investment income	(0.37)		(0.79)	(0.84)	(0.90)	(0.90)	(0.90)
Net asset value per common share, end of period	$16.46		$15.93	$16.73	$16.57	$15.52	$16.77
Market value per common share, end of period	$15.24		$14.75	$17.13	$16.04	$14.36	$16.03
Total return at net asset value(b)	5.90%		0.02%	6.47%	13.14%	(1.47)%	8.78%
Total return at market value(c)	5.90%		(9.55)%	12.62%	18.37%	(4.62)%	(1.35)%
Net assets applicable to common shares, end of period (000’s omitted)	$774,393		$749,406	$786,795	$779,330	$729,675	$788,579
Portfolio turnover rate(d)	2%		14%	12%	11%	20%	22%

Ratios/supplemental data based on average net assets applicable to common shares:
Ratio of expenses:
With fee waivers and/or expense reimbursements	1.86	%(e)	1.65%	1.31%	0.91%	0.96%	0.98%
With fee waivers and/or expense reimbursements excluding interest, facilities and maintenance fees	0.93	%(e)	0.90%	0.86%	0.52%	0.47%	0.57%
Without fee waivers and/or expense reimbursements	1.86	%(e)	1.65%	1.38%	1.28%	1.40%	1.20%
Ratio of net investment income before preferred share dividends	4.80	%(e)	4.72%	5.22%	5.33%	5.60%	5.09%
Preferred share dividends	N/A		N/A	N/A	N/A	N/A	0.01%
Ratio of net investment income after preferred share dividends	4.80	%(e)	4.72%	5.22%	5.33%	5.60%	5.08%

Senior securities:
Total amount of preferred shares outstanding (000’s omitted)	$233,100		$193,100	$193,100	$193,100	$143,100	$143,100
Asset coverage per preferred share(f)	$432,215		$488,092	$507,455	$503,579	$609,811	$650,892
Liquidating preference per preferred share	$100,000		$100,000	$100,000	$100,000	$100,000	$100,000

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Total return assumes an investment at the common share market price at the beginning of the period indicated, reinvestment of all distributions for the period in accordance with the Trust’s dividend reinvestment plan, and sale of all shares at the closing common share market price at the end of the period indicated. Not annualized for periods less than one year, if applicable.
(d)	Portfolio turnover is not annualized for periods less than one year, if applicable. For the year ended February 28, 2013, the portfolio turnover calculation excludes the value of securities purchased of $447,993,039 and sold of $32,622,675 in the effort to realign the Trust’s portfolio holdings after the reorganization of Invesco Value Municipal Bond Trust, Invesco Value Municipal Securities and Invesco Value Municipal Trust into the Trust.
(e)	Ratios are annualized and based on average daily net assets applicable to common shares (000’s omitted) of $761,098.
(f)	Calculated by subtracting the Trust’s total liabilities (not including preferred shares at liquidation value) from the Trust’s total assets and dividing this by preferred shares outstanding.

N/A = Not Applicable

29                         Invesco Value Municipal Income Trust

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the Board) of Invesco Value Municipal Income Trust (the Fund) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of the Fund’s investment advisory agreements. During contract renewal meetings held on June 12-13, 2017, the Board as a whole, and the disinterested or “independent” Trustees, who comprise over 75% of the Board, voting separately, approved the continuance for the Fund of the Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2017.

In evaluating the fairness and reasonableness of compensation under the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Board determined that continuation of the Fund’s investment advisory agreement and the sub-advisory contracts is in the best interest of the Fund and its shareholders and that the compensation payable to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process

The Board’s Investments Committee has established three Sub-Committees, which meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). Over the course of each year, the Sub-Committees meet with portfolio managers for their assigned Invesco Funds and other members of management to review the performance, investment objective(s), policies, strategies, limitations and investment risks of these funds. The Board had the benefit of reports from the Sub-Committees and Investments Committee throughout the year in considering approval of the continuance of each Invesco Fund’s investment advisory agreement and sub-advisory contracts for another year.

During the contract renewal process, the Board receives comparative performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Broadridge Financial Solutions, Inc. (Broadridge), an independent provider of investment company data. The Board also receives an independent written evaluation from the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The Trustees recognized that the advisory fee rates for the Invesco Funds are, in most cases, the result of years of review and negotiation. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these arrangements throughout the year and in prior years. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee.

The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. This information is current as of June 13, 2017, and does not reflect consideration of factors that became known to the Board after that date.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including the Fund’s portfolio manager or managers. The Board’s review included consideration of Invesco Advisers’ investment process oversight, credit analysis and investment risk management. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, trading operations, internal audit, valuation and legal and compliance.

In determining whether to continue the Fund’s investment advisory agreement, the Board considered the benefits of reapproving an existing relationship as contrasted with the greater uncertainty that may be associated with entering into a new relationship. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory.

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which the Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s investment performance during the past one, three and five calendar years to the performance of funds in the Broadridge performance universe and against Lipper Closed-End General Leveraged Municipal Debt Funds Index. The Board noted that the Fund’s performance was in the fourth quintile of its performance universe for the one and three year periods and the fifth quintile for the five year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that the Fund’s performance was below the performance of the Index for the one, three and five year periods. The Trustees also reviewed more recent Fund performance and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group at a common asset level. The Board noted that the contractual management fee rate for shares of the Fund was at the median contractual management fee rate of funds in its expense group. The Board noted

30                         Invesco Value Municipal Income Trust

that the term “contractual management fee” for funds in the expense group may include both advisory and certain administrative services fees, but that Broadridge does not provide information on a fund by fund basis as to what is included. The Board noted that Invesco Advisers does not separately charge the Invesco Funds for the administrative services included in the term as defined by Broadridge. The Board also reviewed the methodology used by Broadridge in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent audited annual reports for each fund in the expense group.

The Board also compared the Fund’s effective advisory fee rate (the advisory fee rate after advisory fee waivers and before other expense limitations/waivers) to the effective advisory fee rates of other closed end funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund, based on asset balances as of December 31, 2016. The Board noted that the Fund’s rate was the same as the rate of one such closed-end fund and below the rates of four such closed-end funds. The Board noted that Invesco Advisers and the Affiliated Sub-Advisers do not manage other client accounts with investment strategies comparable to those of the Fund.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board also noted that the sub-advisory fees are not paid directly by the Fund, but rather, are payable by Invesco Advisers to the Affiliated Sub-Advisers.

D.	Economies of Scale and Breakpoints

The Board noted that the Fund does not benefit from economies of scale through contractual breakpoints, but does share in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds advised by Invesco Advisers.

E.	Profitability and Financial Resources

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds and the Fund. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund to be excessive given the nature, quality and extent of the services provided to the Invesco Funds. The Board received and accepted information from Invesco Advisers demonstrating that Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund. The Board considered the organizational structure employed to provide these services.

The Board considered that the Fund’s uninvested cash may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Funds with respect to investments in the affiliated money market funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash.

31                         Invesco Value Municipal Income Trust

Proxy Results

A Joint Annual Meeting (“Meeting”) of Shareholders of Invesco Value Municipal Income Trust (the “Fund”) was held on September 8, 2017. The Meeting was held for the following purposes:

(1).	Election of Trustees by Common Shareholders and Preferred Shareholders voting together as a single class.

(2).	Election of Trustees by Preferred Shareholders voting as a separate class.

The results of the voting on the above matters were as follows:

	Matters	Votes For	Votes Withheld
(1).	Teresa M. Ressel	40,231,233	1,672,730
	Larry Soll	40,056,808	1,847,155
	Philip A. Taylor	40,193,972	1,709,991
	Christopher L. Wilson	40,250,145	1,653,818
(2).	David C. Arch	2,331	0

32                         Invesco Value Municipal Income Trust

Correspondence information

Send general correspondence to Computershare Trust Company, N.A., P.O. Box 505000, Louisville, KY 40233-5000.

Trust holdings and proxy voting information

The Trust provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Trust’s semiannual and annual reports to shareholders. For the first and third quarters, the Trust files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/us. Shareholders can also look up the Trust’s Forms N-Q on the SEC website at sec.gov. Copies of the Trust’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file number for the Trust is shown below.

    A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 341 2929 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

    Information regarding how the Trust voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. In addition, this information is available on the SEC website at sec.gov.

SEC file number: 811-06590	MS-CE-VMINC-SAR-1	10172017 0934

ITEM 2.	CODE OF ETHICS.

There were no amendments to the Code of Ethics (the “Code”) that applies to the Registrant’s Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) during the period covered by the report. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the PEO or PFO during the period covered by this report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

PricewaterhouseCoopers LLP informed the Trust that it has identified an issue related to its independence under Rule 2-01(c)(1)(ii)(A) of Regulation S-X (referred to as the Loan Rule). The Loan Rule prohibits accounting firms, such as PricewaterhouseCoopers LLP, from being deemed independent if they have certain financial relationships with their audit clients or certain affiliates of those clients. The Trust is required under various securities laws to have its financial statements audited by an independent accounting firm.

The Loan Rule specifically provides that an accounting firm would not be independent if it or certain affiliates and covered persons receives a loan from a lender that is a record or beneficial owner of more than ten percent of an audit client’s equity securities (referred to as a “more than ten percent owner”). For purposes of the Loan Rule, audit clients include the Funds as well as all registered investment companies advised by the Adviser and its affiliates, including other subsidiaries of the Adviser’s parent company, Invesco Ltd. (collectively, the Invesco Fund Complex). PricewaterhouseCoopers LLP informed the Trust it and certain affiliates and covered persons have relationships with lenders who hold, as record owner, more than ten percent of the shares of certain funds within the Invesco Fund Complex, which may implicate the Loan Rule.

On June 20, 2016, the SEC Staff issued a “no-action” letter to another mutual fund complex (see Fidelity Management & Research Company et al., No-Action Letter) related to the audit independence issue described above. In that letter, the SEC confirmed that it would not recommend enforcement action against a fund that relied on audit services performed by an audit firm that was not in compliance with the Loan Rule in certain specified circumstances. In connection with prior independence determinations, PricewaterhouseCoopers LLP communicated, as contemplated by the no-action letter, that it believes that it remains objective and impartial and that a reasonable investor possessing all the facts would conclude that PricewaterhouseCoopers LLP is able to exhibit the requisite objectivity and impartiality to report on the Funds’ financial statements as the independent registered public accounting firm. PricewaterhouseCoopers LLP also represented that it has complied with PCAOB Rule 3526(b)(1) and (2), which are conditions to the Funds relying on the no action letter, and affirmed that it is an independent accountant within the meaning of PCAOB Rule 3520. Therefore, the Adviser, the Funds and PricewaterhouseCoopers LLP concluded that PricewaterhouseCoopers LLP could continue as the Funds’ independent registered public accounting firm. The Invesco Fund Complex relied upon the no-action letter in reaching this conclusion.

If in the future the independence of PricewaterhouseCoopers LLP is called into question under the Loan Rule by circumstances that are not addressed in the SEC’s no-action letter, the Funds will need to take other action in order for the Funds’ filings with the SEC containing financial statements to be deemed compliant with applicable securities laws. Such additional actions could result in additional costs, impair the ability of the Funds to issue new shares or have other material adverse effects on the Funds. In addition, the SEC has indicated that the no-action relief will expire 18 months from its issuance after which the Invesco Funds will no longer be able to rely on the letter unless its term is extended or made permanent by the SEC Staff.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	As of August 11, 2017, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the PEO and PFO, to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of August 11, 2017, the Registrant’s disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

12(a) (1)	Not applicable.

12(a) (2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a)(3)	Not applicable.

12(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:    Invesco Value Municipal Income Trust

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	November 8, 2017

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	November 8, 2017

By:	/s/ Kelli Gallegos
Kelli Gallegos
Principal Financial Officer

Date:	November 8, 2017

EXHIBIT INDEX

12(a) (1)	Not applicable.

12(a) (2)	Certifications of principal executive officer and Principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)	Not applicable.

12(b)	Certifications of principal executive officer and Principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.